UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2022

Date of reporting period:	January 1, 2022 – December 31, 2022

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Message from the Trustees

February 7, 2023

Dear Shareholder:

As an investor, you might be happy to see 2022 in the rearview mirror. High inflation and aggressive interest-rate increases from the U.S. Federal Reserve contributed to market volatility and negative returns for stocks and bonds. Fortunately, toward the end of the year, we  saw both inflation levels and Fed actions begin to moderate somewhat.

Although we still face high inflation and uncertainty on how much the economy will slow because of higher interest rates, we believe financial market performance might be better in 2023 as compared with 2022. Historically, stocks and bonds have recovered from bear markets like the one we are experiencing. Be assured that our investment teams are actively researching securities with attractive potential and working to keep portfolio risks in check.

Thank you for investing with Putnam.

Performance summary (as of 12/31/22)

Investment objective

As high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital

Net asset value December 31, 2022

Class IA: $7.17	Class IB: $7.14

Annualized total return at net asset value (as of 12/31/22)

				Putnam VT
				Mortgage
	Class IA	Class IB	Bloomberg	Securities
	shares	shares	U.S. MBS	Linked
	(2/1/00)	(2/1/00)	Index	Benchmark
1 year	–9.95%	–10.07%	–11.81%	–11.81%
5 years	–0.67	–0.91	–0.53	–0.60
10 years	0.31	0.07	0.74	0.33
Life	3.64	3.39	3.76	3.51

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Before April 30, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

The Bloomberg U.S. MBS Index is an unmanaged index of agency mortgage-backed pass-through securities (both fixed rate and hybrid adjustable-rate mortgages) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

The Putnam VT Mortgage Securities Linked Benchmark represents the performance of the Bloomberg Government Bond Index through April 29, 2018, and the performance of the Bloomberg U.S. MBS Index thereafter.

The Bloomberg Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Putnam VT Mortgage Securities Fund	1

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated BBB or higher is considered investment grade. This table reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency. Data in the table reflect a new calculation methodology put into effect on 6/30/22.

2	Putnam VT Mortgage Securities Fund

Report from your fund’s managers

Can you describe the investing environment for the 12-month reporting period ended December 31, 2022?

Financial markets were challenged by multiple, converging risks in the macroeconomy. High inflation, rising interest rates, supply chain disruptions, and the Russia-Ukraine War weighed on investor sentiment. China’s zero-Covid-19 policy also led to periodic lockdowns, which stoked global growth concerns.

In March 2022, the U.S. Federal Reserve raised borrowing rates by 0.25%, its first interest-rate hike since 2018. When inflation peaked at a 40-year high in June, the Fed grew more hawkish and raised rates more aggressively. By November, the Consumer Price Index, a widely used measure of inflation, showed a slight decline. The Fed moved borrowing rates from 0.00%–0.25% at the start of the period to 4.25%–4.50% by period-end.

Credit spreads, which had widened for much of the year, began to tighten as risk sentiment improved in the fourth quarter. [Credit spreads are the yield advantage credit-sensitive bonds offer over comparable-maturity U.S. Treasuries. Bond prices rise as yield spreads tighten and decline as spreads widen.] The yield on the benchmark 10-year U.S. Treasury climbed from 1.52% at the start of the period to 3.88% at period-end. Short-term yields rose even more, causing the yield curve to flatten or invert at times, which typically signals a recession.

How did the fund perform for the reporting period?

Putnam VT Mortgage Securities Fund’s class IA shares returned –9.95%, outperforming its primary benchmark, the Bloomberg U.S. MBS Index, which returned –11.81%.

Which holdings and strategies impacted fund performance relative to the fund’s primary benchmark during the reporting period?

Commercial mortgage-backed securities [CMBS] strategies contributed to fund performance. CMBS benefited from improving fundamentals in the commercial real estate sector, which experienced higher-than-anticipated payoff rates and refinancings during the period. However, the Fed’s hawkish rhetoric and geopolitical tensions began to impact markets more broadly. Our CMBS holdings continued to post returns but faced some weakness near period-end. The portfolio’s positioning in more seasoned deals, which have shorter maturities and have less exposure to broader market risks, helped boost our CMBS returns.

Overall, our prepayment strategies were additive to performance. Our tactical mortgage basis positioning [which seeks to capitalize on the difference between longer-term U.S. Treasury yields and the interest rates on 30-year home mortgages] benefited from a short position early in the year when mortgage rates spiked relative to long-term U.S. Treasuries. Toward the end of the year, we shifted to a long position with respect to the mortgage basis, which provided additional returns. These gains were partially offset by exposure to agency interest-only securities. These holdings faced headwinds throughout the year amid broad risk-off sentiment and heightened interest-rate volatility.

What about detractors for the reporting period?

Interest-rate and yield curve positioning detracted from fund performance as U.S. Treasury yields rose sharply and interest-rate volatility remained elevated.

Exposure to residential mortgage credit, led by credit risk transfer [CRT] securities, detracted slightly from performance relative to the fund’s primary benchmark. CRTs were impacted by macro-driven volatility and concerns surrounding a slowdown in the housing market.

How did you use derivatives during the period?

Futures and interest-rate swaps were used to hedge term structure risk and for yield curve positioning. Credit default swaps were used to gain exposure to specific sectors and hedge credit and market risks. In addition, we used a type of option called swaptions to hedge duration and convexity, isolate prepayment risk, and manage downside risks.

What is the team’s near-term outlook?

In the near term, we expect uncertainty to remain high and market volatility to persist. The strength of the U.S. labor market will keep Fed policy hawkish, in our view. However, we believe conditions in the labor market remain highly sensitive to changes in inflation data and interest rates. Therefore, the fund maintains a position at the lower end of the risk spectrum, with lower spread duration across credit sectors.

What are your views on the sectors in which the fund invests?

Our outlook for commercial real estate is mixed. Commercial mortgages are benefiting from more people returning to offices, shopping, and travel. At the same time, we believe additional interest-rate hikes could push the U.S. economy into a recession. Against this backdrop, property types that can pass along inflation costs to the consumer, such as hotels and apartments, will hold their value, in our view. We believe property types with longer leases and exposure to rising capital costs will face pressure. Year-to-date macro-driven volatility pushed spreads wider across the sector, creating opportunities for security selection, in our view.

U.S. housing prices soared to record highs during the pandemic. We expect home prices will decline in calendar 2023, followed by tepid growth thereafter. We believe houses will be pressured by continued affordability and a gradual increase in supply. We see value in nonagency mortgage-backed securities higher in the capital structure, and in bonds backed by more seasoned collateral that can withstand home price declines.

We believe many prepayment-sensitive securities may offer attractive risk-adjusted returns. These securities have the potential for meaningful upside if mortgage prepayment speeds slow further, in our view. These securities provide an important source of diversification in our portfolio and can benefit from a slowdown in the economy or housing market.

Putnam VT Mortgage Securities Fund	3

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage- and asset-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s exposure to privately issued mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. government or its agencies or instrumentalities may make the fund’s net asset value more susceptible to economic, market, political, and other developments affecting the housing or real estate markets. The fund currently has significant investment exposure to commercial mortgage-backed securities. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Default risk is generally higher for non-qualified mortgages. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography (such as a region of the United States), industry, or sector (such as the housing or real estate markets). These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings or in relevant markets.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Your fund’s managers

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

4	Putnam VT Mortgage Securities Fund

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay onetime transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/22 to 12/31/22. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Net expenses for the fiscal year ended
12/31/21*	0.50%	0.75%
Total annual operating expenses for the fiscal
year ended 12/31/21	0.78%	1.03%
Annualized expense ratio for the six-month
period ended 12/31/22†	0.50%	0.75%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 4/30/23.

†Expense ratios for each class are for the fund’s most recent fiscal half year. As a result of this, ratios may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 12/31/22		ended 12/31/22
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$2.47	$3.71	$2.55	$3.82
Ending value
(after
expenses)	$961.10	$961.00	$1,022.68	$1,021.42

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/22. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (365). Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (184); and then dividing that result by the number of days in the year (365).

Putnam VT Mortgage Securities Fund	5

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Variable Trust and Shareholders of Putnam VT Mortgage Securities Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam VT Mortgage Securities Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 7, 2023

We have served as the auditor of one or more investment companies in the Putnam Investments family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

6	Putnam VT Mortgage Securities Fund

The fund’s portfolio 12/31/22

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (138.0%)*	amount	Value

U.S. Government Guaranteed Mortgage Obligations (24.8%)
Government National Mortgage Association
Pass-Through Certificates
6.50%, with due dates from 4/15/28 to 7/20/36	$16,844	$17,736
6.00%, with due dates from 4/15/28 to 11/20/38	42,110	44,056
5.50%, 4/20/38	56,633	58,214
5.00%, 3/20/50	14,958	14,887
4.70%, 8/20/67	65,006	63,600
4.50%, TBA, 1/1/53	2,000,000	1,940,643
4.50%, 5/20/48	72,104	70,979
4.00%, TBA, 1/1/53	1,000,000	946,672
3.50%, TBA, 1/1/53	2,000,000	1,837,560
3.00%, TBA, 1/1/53	2,000,000	1,781,353
2.00%, TBA, 1/1/53	1,000,000	838,970
		7,614,670
U.S. Government Agency Mortgage Obligations (113.2%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 7/1/31	7,027	7,437
7.00%, with due dates from 11/1/26 to 4/1/32	39,116	41,037
Federal National Mortgage Association
Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 11/1/30	3,410	3,578
7.00%, with due dates from 12/1/28 to 12/1/35	141,537	150,220
6.50%, 9/1/36	6,266	6,628
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/53	1,000,000	1,015,469
5.50%, TBA, 1/1/53	5,000,000	5,014,846
5.00%, TBA, 1/1/53	3,000,000	2,958,283
4.50%, TBA, 1/1/53	6,000,000	5,783,437
4.00%, TBA, 1/1/53	3,000,000	2,816,249
3.50%, TBA, 1/1/53	2,000,000	1,818,905
3.00%, TBA, 1/1/53	3,000,000	2,635,547
2.50%, TBA, 1/1/53	7,000,000	5,934,688
2.00%, TBA, 1/1/53	8,000,000	6,529,750
		34,716,074
Total U.S. government and agency mortgage obligations
(cost $42,550,088)		$42,330,744

	Principal
U.S. TREASURY OBLIGATIONS (0.5%)*	amount	Value

U.S. Treasury Notes
1.625%, 5/15/31 [i]	$161,000	$135,736
0.125%, 2/15/24 [i]	12,000	11,406
Total U.S. treasury obligations (cost $147,142)		$147,142

	Principal
MORTGAGE-BACKED SECURITIES (78.4%)*	amount	Value

Agency collateralized mortgage obligations (28.9%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024
x ICE LIBOR USD 1 Month) + 25.79%),
8.419%, 4/15/37	$11,938	$18,517
REMICs IFB Ser. 3072, Class SM, ((-3.667
x ICE LIBOR USD 1 Month) + 23.80%),
7.965%, 11/15/35	16,335	24,703
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR
USD 1 Month) + 19.86%), 6.906%, 3/15/35	86,719	109,692

	Principal
MORTGAGE-BACKED SECURITIES (78.4%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2990, Class LB, ((-2.556 x ICE
LIBOR USD 1 Month) + 16.95%), 5.91%, 6/15/34	$4,487	$4,844
REMICs Ser. 5043, IO, 5.00%, 11/25/50	463,771	105,541
REMICs Ser. 4980, Class KI, IO, 4.50%, 6/25/50	744,886	154,343
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	87,096	17,204
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	60,224	4,138
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	456,595	87,593
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	782,320	149,337
REMICs Ser. 4425, IO, 4.00%, 1/15/45	114,968	18,049
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	194,521	30,538
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	154,427	32,136
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	73,342	2,398
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	96,038	6,928
REMICs Ser. 5077, Class NI, IO, 3.50%, 2/25/51	799,951	141,825
REMICs Ser. 5065, Class DI, IO, 3.50%, 1/25/51	1,222,558	220,625
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	614,430	112,258
REMICs Ser. 5080, Class IQ, IO, 3.50%, 4/25/50	752,378	147,997
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	104,388	15,890
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	206,453	28,761
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	61,824	2,414
REMICs Ser. 5071, Class IV, IO, 3.00%, 12/25/50	1,127,819	191,282
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	175,163	21,895
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	162,726	19,903
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	303,812	22,762
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	332,926	26,430
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	166,850	16,918
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	96,608	6,676
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	93,644	4,244
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.15%), 1.832%, 2/15/45	295,769	38,344
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.10%), 1.711%, 8/25/50	690,804	79,714
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.05%), 1.661%, 9/25/49	507,764	50,592
REMICs IFB Ser. 4933, Class SA, IO,
((-1 x ICE LIBOR USD 1 Month) + 6.00%),
1.611%, 12/25/49	707,119	80,749
REMICs Ser. 3391, PO, zero %, 4/15/37	2,891	2,363
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x ICE LIBOR
USD 1 Month) + 39.90%), 13.568%, 7/25/36	8,645	15,899
REMICs IFB Ser. 06-8, Class HP, ((-3.667
x ICE LIBOR USD 1 Month) + 24.57%),
8.475%, 3/25/36	14,943	15,985
REMICs IFB Ser. 07-53, Class SP, ((-3.667
x ICE LIBOR USD 1 Month) + 24.20%),
8.108%, 6/25/37	16,629	26,135
REMICs IFB Ser. 08-24, Class SP, ((-3.667
x ICE LIBOR USD 1 Month) + 23.28%),
7.191%, 2/25/38	40,070	39,218
REMICs IFB Ser. 05-106, Class JC, ((-3.101
x ICE LIBOR USD 1 Month) + 20.12%),
6.516%, 12/25/35	22,426	30,105
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	333,399	62,083
REMICs Ser. 15-86, Class MI, IO,
5.50%, 11/25/45	279,422	47,479
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	539,126	70,981
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	355,664	34,921
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	310,612	46,374
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	243,241	37,794

Putnam VT Mortgage Securities Fund	7

	Principal
MORTGAGE-BACKED SECURITIES (78.4%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Trust FRB Ser. 03-W8, Class 3F2, (ICE LIBOR
USD 1 Month + 0.35%), 4.739%, 5/25/42	$2,000	$1,967
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	1,270,094	234,894
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	428,026	83,308
REMICs IFB Ser. 11-4, Class CS, ((-2 x ICE LIBOR
USD 1 Month) + 12.90%), 4.123%, 5/25/40	27,590	28,408
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	198,394	29,655
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	36,611	1,565
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	114,050	5,520
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	495,542	84,708
REMICs Ser. 20-62, Class MI, IO, 3.50%, 5/25/49	1,243,635	222,289
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	352,105	49,943
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	61,503	1,929
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	135,635	19,954
REMICs Ser. 12-114, Class NI, IO,
3.50%, 10/25/41	174,601	11,265
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	906,077	135,912
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	104,767	13,524
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	282,483	35,310
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	122,168	15,927
REMICs Ser. 12-145, Class TI, IO,
3.00%, 11/25/42	41,317	1,527
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	78,521	3,237
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	8,669	19
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	15,254	49
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	22,355	161
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	725,033	111,445
REMICs Ser. 21-3, Class NI, IO, 2.50%, 2/25/51	581,556	83,168
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.60%), 2.211%, 10/25/41	19,119	1,689
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.25%), 1.861%, 7/25/48	311,687	29,735
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.25%), 1.861%, 3/25/48	368,693	34,215
REMICs IFB Ser. 18-38, Class SP, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.20%), 1.811%, 6/25/48	745,123	84,165
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.15%), 1.761%, 1/25/48	521,211	54,414
REMICs IFB Ser. 20-41, Class SE, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.10%), 1.711%, 6/25/50	1,399,090	121,601
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.10%), 1.711%, 11/25/46	927,853	74,021
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.10%), 1.711%, 11/25/46	1,276,687	104,919
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.10%), 1.711%, 8/25/46	607,380	43,630
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.05%), 1.661%, 8/25/49	318,055	28,592
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.05%), 1.661%, 3/25/46	812,706	81,077
REMICs IFB Ser. 19-71, Class CS, IO,
((-1 x ICE LIBOR USD 1 Month) + 6.00%),
1.611%, 11/25/49	67,999	10,497
REMICs Ser. 08-53, Class DO, PO,
zero %, 7/25/38	14,122	11,449
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	193,663	33,573
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	206,224	35,166
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	300,108	58,719
Ser. 14-76, IO, 5.00%, 5/20/44	167,568	33,588

	Principal
MORTGAGE-BACKED SECURITIES (78.4%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	$126,165	$17,370
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	72,510	15,432
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	54,637	10,518
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	78,614	16,308
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	253,543	53,087
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	198,059	41,214
Ser. 18-1, IO, 4.50%, 1/20/48	278,655	53,613
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	180,532	33,050
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	500,446	94,154
Ser. 12-129, IO, 4.50%, 11/16/42	166,930	30,283
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	171,954	29,873
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	103,465	18,704
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	60,202	11,432
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	68,212	12,145
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	245,298	45,831
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	210,800	38,172
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	144,525	9,639
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	331,824	50,085
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	54,175	8,473
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	165,464	28,367
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	662,356	115,939
Ser. 14-104, IO, 4.00%, 3/20/42	184,819	22,281
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	302,368	31,769
Ser. 17-H25, IO, 3.90%, 11/20/67 W	595,191	25,449
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	1,710,452	292,431
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	84,174	9,358
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	105,480	13,591
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	55,939	6,428
Ser. 12-136, IO, 3.50%, 11/20/42	267,943	37,731
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	204,417	16,300
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	41,157	2,041
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	118,345	8,662
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	28,722	240
Ser. 17-H25, Class CI, IO, 3.023%, 12/20/67 W	940,834	54,142
Ser. 21-188, Class IU, IO, 3.00%, 10/20/51	610,318	123,364
Ser. 21-188, Class IW, IO, 3.00%, 10/20/51	645,130	105,081
Ser. 21-76, Class NI, IO, 3.00%, 8/20/50	1,372,240	193,349
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	179,572	10,147
Ser. 18-H02, Class IM, IO, 2.853%, 2/20/68 W	530,161	30,126
Ser. 16-H13, Class IK, IO, 2.652%, 6/20/66 W	679,720	58,604
Ser. 18-H01, Class XI, IO, 2.624%, 1/20/68 W	767,180	50,304
Ser. 21-8, Class IP, IO, 2.50%, 1/20/51	1,360,875	186,690
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	997,011	129,043
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	1,228,366	157,071
Ser. 17-H04, Class BI, IO, 2.474%, 2/20/67 W	560,938	23,749
Ser. 16-H27, Class GI, IO, 2.447%, 12/20/66 W	943,080	48,316
Ser. 16-H04, Class HI, IO, 2.371%, 7/20/65 W	457,200	14,722
IFB Ser. 13-182, Class SP, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.70%), 2.347%, 12/20/43	132,636	14,652
Ser. 16-H07, Class PI, IO, 2.275%, 3/20/66 W	1,382,073	95,842
IFB Ser. 11-156, Class SK, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.60%), 2.247%, 4/20/38	403,081	44,959
Ser. 17-H06, Class MI, IO, 2.189%, 2/20/67 W	916,259	34,497
Ser. 16-H24, IO, 2.139%, 9/20/66 W	617,970	46,412
Ser. 17-H08, Class EI, IO, 2.134%, 2/20/67 W	792,635	34,160
Ser. 17-H08, Class NI, IO, 2.097%, 3/20/67 W	557,483	23,038
Ser. 15-H24, Class HI, IO, 2.088%, 9/20/65 W	168,516	2,861
Ser. 16-H06, Class HI, IO, 2.06%, 2/20/66 W	619,109	26,208

8	Putnam VT Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (78.4%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 20-112, Class MS, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.30%), 1.947%, 8/20/50	$1,570,781	$199,301
Ser. 17-H08, Class GI, IO, 1.921%, 2/20/67 W	468,123	37,976
Ser. 17-H14, Class JI, IO, 1.885%, 6/20/67 W	359,714	28,296
Ser. 15-H23, Class TI, IO, 1.872%, 9/20/65 W	647,078	32,548
IFB Ser. 18-89, Class LS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.20%), 1.847%, 6/20/48	256,748	23,153
IFB Ser. 17-156, Class SL, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.20%), 1.847%, 10/20/47	442,282	40,432
IFB Ser. 13-87, Class SA, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.20%), 1.847%, 6/20/43	623,808	59,647
IFB Ser. 19-35, Class SE, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.15%), 1.824%, 1/16/44	371,237	22,672
IFB Ser. 19-158, Class AS, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.15%), 1.824%, 9/16/43	611,337	59,772
IFB Ser. 19-56, Class SK, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.15%), 1.797%, 5/20/49	431,962	37,763
Ser. 17-H10, Class MI, IO, 1.787%, 4/20/67 W	629,703	17,443
IFB Ser. 18-148, Class GS, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.10%), 1.774%, 2/16/46	345,996	32,341
Ser. 17-H14, Class LI, IO, 1.769%, 6/20/67 W	472,105	24,150
Ser. 17-H09, IO, 1.762%, 4/20/67 W	549,930	16,375
IFB Ser. 19-100, Class JS, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.10%), 1.747%, 8/20/49	303,550	23,840
IFB Ser. 20-15, Class CS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.05%), 1.697%, 2/20/50	21,534	1,504
IFB Ser. 20-7, Class SK, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.05%), 1.697%, 1/20/50	606,718	58,449
IFB Ser. 19-125, Class SG, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.05%), 1.697%, 10/20/49	655,317	89,645
IFB Ser. 19-110, Class SQ, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.05%), 1.697%, 9/20/49	720,529	72,464
IFB Ser. 19-121, Class SD, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.00%), 1.647%, 10/20/49	268,909	36,488
IFB Ser. 20-47, Class SA, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.00%), 1.647%, 5/20/44	505,539	43,603
Ser. 14-H25, Class BI, IO, 1.611%, 12/20/64 W	687,815	22,703
FRB Ser. 11-H07, Class FI, IO, 1.186%, 2/20/61 W	667,417	16,819
FRB Ser. 16-H19, Class AI, IO, 1.167%, 9/20/66 W	1,219,572	48,778
Ser. 16-H23, Class NI, IO, 1.057%, 10/20/66 W	1,088,556	35,922
Ser. 16-H24, Class JI, IO, 0.988%, 11/20/66 W	358,175	17,465
Ser. 15-H20, Class CI, IO, 0.799%, 8/20/65 W	908,578	47,882
Ser. 15-H14, Class AI, IO, 0.751%, 6/20/65 W	1,324,179	49,994
FRB Ser. 15-H16, Class XI, IO, 0.751%, 7/20/65 W	518,264	22,804
Ser. 15-H25, Class BI, IO, 0.711%, 10/20/65 W	553,493	22,029
Ser. 15-H22, Class AI, IO, 0.683%, 9/20/65 W	934,615	40,469
Ser. 16-H17, Class DI, IO, 0.566%, 7/20/66 W	782,807	25,671
Ser. 14-H21, Class AI, IO, 0.436%, 10/20/64 W	914,501	29,323
Ser. 16-H06, Class DI, IO, 0.362%, 7/20/65 W	822,473	16,991
Ser. 15-H13, Class AI, IO, 0.351%, 6/20/65 W	702,921	26,805
Ser. 17-H20, Class AI, IO, 0.233%, 10/20/67 W	1,342,590	75,760
Ser. 17-H03, Class KI, IO, 0.12%, 1/20/67 W	891,935	69,928
Ser. 16-H18, Class QI, IO, 0.078%, 6/20/66 W	753,731	35,098
Ser. 16-H24, Class KI, IO, 0.076%, 11/20/66 W	440,826	20,553
Ser. 15-H10, Class HI, IO, 0.046%, 4/20/65 W	1,253,770	41,500
Ser. 16-H03, Class AI, IO, 0.021%, 1/20/66 W	826,660	27,004
Ser. 15-H04, Class AI, IO, 0.018%, 12/20/64 W	604,153	17,252
Ser. 16-H04, Class KI, IO, 0.011%, 2/20/66 W	915,930	20,637
Ser. 16-H10, Class AI, IO, zero %, 4/20/66 W	788,677	15,102
		8,852,969

	Principal
MORTGAGE-BACKED SECURITIES (78.4%)* cont.	amount	Value

Commercial mortgage-backed securities (31.1%)
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	$201,000	$134,892
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class E, 3.25%, 8/15/52	111,000	74,870
Ser. 19-C3, Class D, 3.00%, 5/15/52	65,000	43,602
Bear Stearns Commercial Mortgage Securities
Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45 W	638	616
Benchmark Mortgage Trust FRB Ser. 18-B1,
Class C, 4.157%, 1/15/51 W	47,000	36,117
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.036%, 4/10/51 W	218,000	145,814
Ser. 19-B10, Class D, 3.00%, 3/15/62	48,000	31,337
Ser. 19-B11, Class D, 3.00%, 5/15/52	115,000	77,634
Ser. 18-B1, Class E, 3.00%, 1/15/51 W	108,000	52,793
Ser. 19-B13, Class D, 2.50%, 8/15/57	152,000	106,400
BWAY Mortgage Trust 144A FRB Ser. 22-26BW,
Class F, 4.866%, 2/10/44 W	138,000	90,981
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	140,000	98,717
Ser. 19-CD8, Class D, 3.00%, 8/15/57	84,000	54,373
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC15, Class C, 5.162%, 9/10/46 W	104,000	101,719
FRB Ser. 15-GC27, Class C, 4.418%, 2/10/48 W	116,000	106,610
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 15-GC27, Class D, 4.418%, 2/10/48 W	70,000	61,279
Ser. 15-P1, Class D, 3.225%, 9/15/48	209,000	171,049
COMM Mortgage Trust
FRB Ser. 12-CR1, Class C, 5.891%, 5/15/45 W	68,000	62,560
FRB Ser. 14-CR16, Class C, 4.917%, 4/10/47 W	166,000	150,241
FRB Ser. 13-CR13, Class C, 4.876%, 11/10/46 W	99,000	93,505
FRB Ser. 18-COR3, Class C, 4.56%, 5/10/51 W	67,000	54,067
FRB Ser. 14-CR21, Class C, 4.418%, 12/10/47 W	67,000	60,075
FRB Ser. 15-CR23, Class C, 4.301%, 5/10/48 W	72,000	66,450
FRB Ser. 15-CR26, Class D, 3.467%, 10/10/48 W	165,000	133,314
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.254%, 8/10/46 W	101,000	94,696
FRB Ser. 14-CR17, Class D, 4.845%, 5/10/47 W	228,000	198,220
FRB Ser. 14-CR17, Class E, 4.845%, 5/10/47 W	124,000	84,910
FRB Ser. 15-LC19, Class E, 4.215%, 2/10/48 W	115,000	95,367
FRB Ser. 13-CR6, Class D, 4.077%, 3/10/46 W	160,000	144,324
Ser. 17-COR2, Class D, 3.00%, 9/10/50	143,000	109,346
FRB Ser. 18-COR3, Class D, 2.81%, 5/10/51 W	112,000	73,528
Credit Suisse Mortgage Trust 144A FRB
Ser. 22-NWPT, Class A, 7.479%, 9/9/24	111,000	110,653
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C3, Class C, 4.359%, 8/15/48 W	56,000	46,958
FRB Ser. 15-C1, Class C, 4.258%, 4/15/50 W	124,000	106,660
FRB Ser. 15-C2, Class D, 4.177%, 6/15/57 W	199,000	150,352
FRB Ser. 20-C19, Class C, 3.614%, 3/15/53 W	113,000	84,469
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 4.916%, 11/15/51 W	73,000	54,136
Ser. 19-C17, Class D, 2.50%, 9/15/52	123,000	73,143
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A,
Class D, 5.361%, 8/10/44 W	124,494	113,750
Federal Home Loan Mortgage Corporation
144A Multifamily Structured Credit Risk FRB
Ser. 21-MN3, Class M2, 7.928%, 11/25/51	148,000	129,896
GS Mortgage Securities Corp., II 144A FRB
Ser. 13-GC10, Class D, 4.339%, 2/10/46 W	154,000	153,221
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.055%, 1/10/47 W	155,000	105,400
FRB Ser. 14-GC22, Class C, 4.686%, 6/10/47 W	68,000	64,266
FRB Ser. 15-GC30, Class C, 4.069%, 5/10/50 W	40,000	35,778

Putnam VT Mortgage Securities Fund	9

	Principal
MORTGAGE-BACKED SECURITIES (78.4%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47 W	$292,000	$190,363
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45 W	35,688	35,171
FRB Ser. 13-GC13, Class D, 4.078%, 7/10/46 W	105,000	48,229
Ser. 17-GS5, Class D, 3.509%, 3/10/50 W	61,000	42,951
Ser. 16-GS2, Class D, 2.753%, 5/10/49	67,000	50,952
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.547%, 9/15/47 W	125,000	112,579
JPMBB Commercial Mortgage
Securities Trust 144A
FRB Ser. C14, Class D, 4.548%, 8/15/46 W	229,000	124,596
FRB Ser. 14-C25, Class D, 3.936%, 11/15/47 W	139,000	94,170
JPMDB Commercial Mortgage Securities Trust
Ser. 17-C5, Class C, 4.512%, 3/15/50 W	88,000	67,876
JPMDB Commercial Mortgage Securities Trust
144A FRB Ser. 16-C2, Class D, 3.335%, 6/15/49 W	157,000	98,429
JPMorgan Chase Commercial Mortgage
Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	116,402	108,495
FRB Ser. 13-LC11, Class D, 4.231%, 4/15/46 W	168,000	121,138
FRB Ser. 13-C10, Class C, 4.181%, 12/15/47 W	130,000	124,714
Ser. 13-LC11, Class B, 3.499%, 4/15/46	49,000	41,591
JPMorgan Chase Commercial Mortgage
Securities Trust 144A FRB Ser. 11-C3, Class D,
5.525%, 2/15/46 W	145,000	106,322
Morgan Stanley Bank of America Merrill
Lynch Trust
FRB Ser. 15-C25, Class C, 4.526%, 10/15/48 W	122,000	110,196
FRB Ser. 14-C16, Class B, 4.315%, 6/15/47 W	114,000	109,221
FRB Ser. 15-C22, Class C, 4.202%, 4/15/48 W	81,000	72,659
FRB Ser. 13-C9, Class C, 4.014%, 5/15/46 W	58,000	52,778
Ser. 14-C19, Class C, 4.00%, 12/15/47	69,000	62,139
Morgan Stanley Bank of America Merrill
Lynch Trust 144A
FRB Ser. 14-C15, Class D, 4.892%, 4/15/47 W	180,000	165,933
FRB Ser. 15-C24, Class E, 4.329%, 5/15/48 W	104,000	82,422
FRB Ser. 15-C23, Class D, 4.142%, 7/15/50 W	198,000	167,323
FRB Ser. 13-C10, Class F, 4.07%, 7/15/46 W	141,000	29,649
Morgan Stanley Capital I Trust
FRB Ser. 18-H3, Class C, 4.863%, 7/15/51 W	125,000	109,110
FRB Ser. 15-MS1, Class C, 4.024%, 5/15/48 W	172,000	150,723
Morgan Stanley Capital I Trust 144A FRB
Ser. 11-C3, Class E, 5.083%, 7/15/49 W	148,000	126,156
Multifamily Connecticut Avenue Securities Trust
144A FRB Ser. 19-01, Class M10, 7.639%, 10/25/49	420,709	394,997
PFP, Ltd. 144A FRB Ser. 21-8, Class A, 5.326%,
8/9/37 (Cayman Islands)	87,626	84,139
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL9, Class A, 6.79%, 6/25/37	84,408	83,851
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B,
7.575%, 1/19/37	109,000	105,458
UBS Commercial Mortgage Trust
FRB Ser. 18-C13, Class C, 4.925%, 10/15/51 W	54,000	46,682
FRB Ser. 17-C3, Class C, 4.391%, 8/15/50 W	202,000	162,125
Ser. 19-C17, Class C, 3.758%, 10/15/52 W	151,000	117,816
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 6.446%, 5/10/45 W	39,318	34,804
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45 W	289,000	112,652
UBS-Citigroup Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class D, 6.461%, 1/10/45 W	145,482	130,671

	Principal
MORTGAGE-BACKED SECURITIES (78.4%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C46, Class C, 4.985%, 8/15/51 W	$51,000	$42,191
FRB Ser. 16-NXS5, Class D, 4.982%, 1/15/59 W	107,000	88,939
FRB Ser. 15-SG1, Class B, 4.453%, 9/15/48 W	111,000	97,149
Ser. 19-C50, Class C, 4.345%, 5/15/52	59,000	46,892
FRB Ser. 15-C29, Class D, 4.218%, 6/15/48 W	189,000	160,328
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53 W	49,000	39,934
Ser. 15-C31, Class D, 3.852%, 11/15/48	81,000	65,223
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.596%, 11/15/48 W	118,000	82,699
FRB Ser. 15-C30, Class D, 4.498%, 9/15/58 W	198,000	166,001
Ser. 17-RB1, Class D, 3.401%, 3/15/50	107,000	77,849
Ser. 16-C33, Class D, 3.123%, 3/15/59	134,000	105,377
Ser. 20-C55, Class D, 2.50%, 2/15/53	66,000	41,303
Ser. 19-C54, Class D, 2.50%, 12/15/52	56,000	34,300
WF-RBS Commercial Mortgage Trust Ser. 14-C21,
Class C, 4.234%, 8/15/47 W	167,000	144,108
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class E, 5.024%, 3/15/46 W	128,000	121,375
FRB Ser. 11-C4, Class C, 4.844%, 6/15/44 W	86,045	82,470
FRB Ser. 12-C9, Class D, 4.774%, 11/15/45 W	167,885	158,628
FRB Ser. 12-C7, Class D, 4.651%, 6/15/45 W	122,000	68,265
		9,540,199
Residential mortgage-backed securities (non-agency) (18.4%)
American Home Mortgage Investment Trust FRB
Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month
+ 0.19%), 4.579%, 5/25/47	395,524	215,591
Bayview Financial Mortgage Pass-Through Trust
Ser. 06-C, Class 1A3, 6.528%, 11/28/36	261,699	244,560
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M2,
(ICE LIBOR USD 1 Month + 3.35%), 7.739%,
10/25/27 (Bermuda)	20,853	20,825
Carrington Mortgage Loan Trust FRB
Ser. 06-NC2, Class A4, (ICE LIBOR USD 1 Month
+ 0.24%), 4.869%, 6/25/36	457,891	438,247
Chevy Chase Funding, LLC Mortgage-Backed
Certificates 144A FRB Ser. 06-4A, Class A2, (ICE
LIBOR USD 1 Month + 0.18%), 4.569%, 11/25/47	143,700	117,504
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-AR5, Class 1A1A, 3.535%, 4/25/37 W	173,113	146,424
Countrywide Alternative Loan Trust FRB
Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month
+ 0.18%), 4.533%, 2/20/47	172,012	129,572
Countrywide Asset-Backed Certificates FRB
Ser. 07-10, Class 1A1, (ICE LIBOR USD 1 Month
+ 0.18%), 4.569%, 6/25/47	232,256	214,569
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (ICE
LIBOR USD 1 Month + 2.85%), 7.239%, 1/25/30	182,000	165,099
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 15-HQA1, Class B, (ICE LIBOR USD 1 Month
+ 8.80%), 13.189%, 3/25/28	246,706	246,827
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA3, Class M3, (ICE LIBOR USD
1 Month + 5.00%), 9.389%, 12/25/28	152,917	158,615
Seasoned Credit Risk Transfer Trust Ser. 19-3,
Class M, 4.75%, 10/25/58 W	50,000	44,261
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 19-HQA1, Class B2, (ICE LIBOR USD
1 Month + 12.25%), 16.639%, 2/25/49	50,000	54,356

10	Putnam VT Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (78.4%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-DNA5, Class B2, (US 30 Day Average
SOFR + 11.50%), 15.428%, 10/25/50	$56,000	$61,600
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class B2, (ICE LIBOR USD
1 Month + 11.00%), 15.389%, 10/25/48	413,000	446,339
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class B2, (ICE LIBOR USD
1 Month + 10.75%), 15.139%, 1/25/49	32,000	34,684
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class B2, (ICE LIBOR USD
1 Month + 10.50%), 14.889%, 3/25/49	114,000	122,118
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-DNA4, Class B2, (ICE LIBOR USD
1 Month + 10.00%), 14.389%, 8/25/50	65,000	70,606
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-HQA3, Class B2, (ICE LIBOR USD
1 Month + 10.00%), 14.389%, 7/25/50	64,000	69,280
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA3, Class B2, (ICE LIBOR USD
1 Month + 7.75%), 12.139%, 9/25/48	431,000	427,254
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class B1, (ICE LIBOR USD
1 Month + 4.65%), 9.039%, 1/25/49	95,000	99,194
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class B1, (ICE LIBOR USD
1 Month + 4.25%), 8.639%, 10/25/48	144,000	147,385
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD
1 Month + 3.10%), 7.489%, 3/25/50	27,443	27,724
Seasoned Credit Risk Transfer Trust Ser. 19-2,
Class M, 4.75%, 8/25/58 W	69,000	58,855
Seasoned Credit Risk Transfer Trust FRB
Ser. 18-3, Class 3, 4.75%, 8/25/57 W	70,000	61,279
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month
+ 11.75%), 16.139%, 10/25/28	154,794	167,804
Connecticut Avenue Securities FRB
Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month
+ 5.30%), 9.689%, 10/25/28	37,490	39,399
Connecticut Avenue Securities FRB
Ser. 17-C07, Class 2B1, (ICE LIBOR USD 1 Month
+ 4.45%), 8.839%, 5/25/30	158,000	162,607
Connecticut Avenue Securities FRB
Ser. 18-C05, Class 1B1, (ICE LIBOR USD 1 Month
+ 4.25%), 8.639%, 1/25/31	46,000	47,352
Connecticut Avenue Securities FRB
Ser. 17-C06, Class 1B1, (ICE LIBOR USD 1 Month
+ 4.15%), 8.539%, 2/25/30	200,000	208,302
Connecticut Avenue Securities FRB
Ser. 18-C06, Class 2B1, (ICE LIBOR USD 1 Month
+ 4.10%), 8.489%, 3/25/31	59,000	59,815
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 19-R01, Class 2B1, (ICE LIBOR USD 1 Month
+ 4.35%), 8.739%, 7/25/31	47,000	47,881
Connecticut Avenue Securities Trust FRB
Ser. 19-R05, Class 1B1, (ICE LIBOR USD 1 Month
+ 4.10%), 8.489%, 7/25/39	82,936	84,127

	Principal
MORTGAGE-BACKED SECURITIES (78.4%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 22-R02, Class 2B1, (US 30 Day Average
SOFR + 4.50%), 8.428%, 1/25/42	$35,000	$33,075
Connecticut Avenue Securities Trust FRB
Ser. 20-SBT1, Class 1M2, (ICE LIBOR USD
1 Month + 3.65%), 8.039%, 2/25/40	79,000	78,023
Connecticut Avenue Securities Trust FRB
Ser. 20-R02, Class 2B1, (ICE LIBOR USD 1 Month
+ 3.00%), 7.389%, 1/25/40	35,000	31,467
Connecticut Avenue Securities Trust FRB
Ser. 22-R02, Class 2M2, (US 30 Day Average
SOFR + 3.00%), 6.928%, 1/25/42	292,000	275,301
JPMorgan Alternative Loan Trust FRB Ser. 06-A6,
Class 1A1, (ICE LIBOR USD 1 Month + 0.32%),
4.709%, 11/25/36	75,891	65,636
Morgan Stanley ABS Capital I, Inc. Trust FRB
Ser. 04-HE9, Class M2, (ICE LIBOR USD 1 Month
+ 0.93%), 5.319%, 11/25/34	13,656	12,674
Morgan Stanley Re-REMIC Trust 144A FRB
Ser. 10-R4, Class 4B, (ICE LIBOR USD 1 Month
+ 0.23%), 2.702%, 2/26/37	68,195	58,146
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (ICE LIBOR USD
1 Month + 0.85%), 5.239%, 5/25/47	376,254	295,084
FRB Ser. 06-AR7, Class A1BG, (ICE LIBOR USD
1 Month + 0.12%), 4.509%, 8/25/36	23,407	19,877
Towd Point Mortgage Trust 144A Ser. 19-2,
Class A2, 3.75%, 12/25/58 W	102,000	87,087
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR8, Class 2AC2, (ICE LIBOR USD
1 Month + 0.92%), 5.309%, 7/25/45	66,268	57,723
		5,654,148

Total mortgage-backed securities (cost $26,751,045)		$24,047,316

	Principal
ASSET-BACKED SECURITIES (0.5%)*	amount	Value

1Sharpe Mortgage Trust 144A FRB Ser. 20-1,
Class NOTE, (ICE LIBOR USD 3 Month + 2.90%),
3.025%, 7/25/24	$75,998	$75,048
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month
+ 2.00%), 6.389%, 11/25/55	79,000	71,637
Total asset-backed securities (cost $151,147)		$146,685

PURCHASED OPTIONS OUTSTANDING (0.3%)*
Expiration date/		Notional	Contract
Counterparty	strike price	amount	amount	Value

JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 4.50% TBA
commitments (Call)	Feb-23/$98.13	$4,825,781	$5,000,000	$12,805
Uniform Mortgage-Backed
Securities 30 yr 5.00% TBA
commitments (Call)	Feb-23/99.01	9,867,188	10,000,000	70,340
Total purchased options outstanding (cost $107,813)				$83,145

Putnam VT Mortgage Securities Fund	11

		Principal
		amount/
SHORT-TERM INVESTMENTS (22.3%)*		shares	Value

Putnam Short Term Investment Fund
Class P 4.53% L	Shares	4,038,650	$4,038,650
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.12% P
	Shares	707,000	707,000
U.S. Treasury Bills 3.998%, 1/10/23 # ∆ §		$300,000	299,789
U.S. Treasury Bills 3.817%, 2/2/23 ∆		900,000	897,145
U.S. Treasury Bills 3.704%, 1/24/23 ∆ §		100,000	99,775
U.S. Treasury Bills 3.981%, 1/3/23 # ∆ §		800,000	800,000
Total short-term investments (cost $6,842,114)			$6,842,359

Total investments (cost $76,549,349)			$73,597,391

Key to holding’s abbreviations

FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

* Percentages indicated are based on net assets of $30,681,439.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $223,805 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

∆   This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $439,455 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $581,531 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2022 through December 31, 2022 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

					Unrealized
	Number of	Notional		Expiration	appreciation/
FUTURES CONTRACTS OUTSTANDING at 12/31/22	contracts	amount	Value	date	(depreciation)
U.S. Treasury Note 2 yr (Short)	162	$33,222,656	$33,222,656	Mar-23	$(35,990)
Unrealized appreciation					—
Unrealized (depreciation)					(35,990)
Total					$(35,990)

WRITTEN OPTIONS OUTSTANDING at 12/31/22 (premiums $107,813)		Expiration	Notional	Contract
Counterparty		date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 4.50% TBA commitments (Put)		Feb-23/$98.13	$4,825,781	$5,000,000	$98,765
Uniform Mortgage-Backed Securities 30 yr 5.00% TBA commitments (Put)		Feb-23/99.01	9,867,188	10,000,000	111,560
Total					$210,325

12	Putnam VT Mortgage Securities Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/22
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	$10,869,900	$(125,004)	$278,487
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	10,869,900	(125,004)	(76,741)
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085	6,137,300	84,234	67,388
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073	3,734,100	271,656	42,793
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073	3,734,100	271,656	(41,299)
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17	3,068,600	(148,213)	(113,323)
(3.32)/US SOFR/Oct-39 (Purchased)	Oct-29/3.32	2,791,800	(221,948)	9,018
3.32/US SOFR/Oct-39 (Purchased)	Oct-29/3.32	2,791,800	(221,948)	(6,561)
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343	2,234,600	(144,914)	201
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343	2,234,600	(144,914)	(89)
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29	1,534,300	23,935	19,286
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17	1,533,900	(79,763)	26,813
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67	1,533,900	(78,229)	(17,210)
(3.18)/US SOFR/Dec-35 (Purchased)	Dec-25/3.18	1,487,900	(75,139)	27,422
2.68/US SOFR/Dec-35 (Purchased)	Dec-25/2.68	1,487,900	(75,139)	(15,608)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101	1,478,700	115,486	13,915
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101	1,478,700	115,486	(16,177)
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29	1,074,000	(52,825)	(40,425)
(2.558)/US SOFR/Dec-57 (Purchased)	Dec-27/2.558	679,500	(100,430)	15,472
2.558/US SOFR/Dec-57 (Purchased)	Dec-27/2.558	679,500	(100,430)	(22,947)
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	671,400	(87,450)	104,879
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	671,400	(87,450)	(54,531)
(2.47)/US SOFR/Dec-57 (Purchased)	Dec-27/2.47	392,200	(58,242)	11,919
2.47/US SOFR/Dec-57 (Purchased)	Dec-27/2.47	392,200	(58,242)	(15,868)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	153,500	(23,543)	21,857
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	153,500	(23,543)	(13,216)
Barclays Bank PLC
(2.232)/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	2,648,900	(320,914)	191,648
2.232/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	2,648,900	(320,914)	(121,028)
Citibank, N.A.
(1.752)/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752	5,358,000	(174,671)	288,368
1.752/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752	5,358,000	(174,671)	(95,855)
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90	3,281,900	(43,748)	69,904
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90	3,281,900	(43,748)	(19,396)
(1.99)/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	1,951,300	(153,665)	104,726
1.99/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	1,951,300	(153,665)	(59,612)
(2.285)/3 month USD-LIBOR-ICE/Mar-51 (Purchased)	Mar-41/2.285	1,433,800	(123,809)	24,991
2.285/3 month USD-LIBOR-ICE/Mar-51 (Purchased)	Mar-41/2.285	1,433,800	(123,809)	(13,549)
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394	1,428,900	(17,290)	(4,815)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	1,062,800	(78,488)	68,891
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	1,062,800	(78,488)	(31,756)
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735	525,200	(38,825)	104,552
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735	525,200	(38,825)	(38,466)
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724	515,900	(38,925)	103,010
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724	515,900	(38,925)	(38,579)
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75	273,900	(20,501)	53,526
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75	273,900	(20,501)	(20,315)
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	8,973
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	(18,574)
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427	229,400	(16,712)	11,947
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427	229,400	(16,712)	(5,868)

Putnam VT Mortgage Securities Fund	13

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/22 cont.
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Goldman Sachs International
3.92/US SOFR/Feb-33 (Purchased)	Feb-23/3.92	$1,865,200	$(40,755)	$25,497
(3.92)/US SOFR/Feb-33 (Purchased)	Feb-23/3.92	1,865,200	(40,755)	(32,678)
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	6,899
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	(12,566)
JPMorgan Chase Bank N.A.
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70	1,709,200	36,470	28,441
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70	1,709,200	36,470	(97,407)
(3.0175)/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175	1,359,100	(114,504)	13,020
3.0175/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175	1,359,100	(114,504)	(11,824)
(2.031)/3 month USD-LIBOR-ICE/Feb-41 (Purchased)	Feb-31/2.031	671,500	(45,931)	49,879
2.031/3 month USD-LIBOR-ICE/Feb-41 (Purchased)	Feb-31/2.031	671,500	(45,931)	(19,897)
(1.985)/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.985	479,700	(32,907)	36,616
1.985/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.985	479,700	(32,907)	(14,616)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81	263,500	15,573	8,477
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81	263,500	15,573	(21,567)
Morgan Stanley & Co. International PLC
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505	237,000	(36,308)	8,651
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505	237,000	(25,501)	(15,768)
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	(1,782)
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	(3,462)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937	360,200	(18,838)	33,906
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937	360,200	(18,838)	(11,707)
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405	149,600	(10,435)	8,348
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405	149,600	(10,435)	(3,636)
Wells Fargo Bank, N.A.
3.0575/US SOFR/Jan-33 (Purchased)	Jan-23/3.0575	1,596,200	(12,051)	(11,668)
Unrealized appreciation				1,889,720
Unrealized (depreciation)				(1,160,386)
Total				$729,334

TBA SALE COMMITMENTS OUTSTANDING at 12/31/22		Principal	Settlement
(proceeds receivable $4,906,250)		amount	date	Value
Uniform Mortgage-Backed Securities, 4.50%, 1/1/53		$5,000,000	1/12/23	$4,819,531
Total				$4,819,531

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$951,100	$178,664	$39,839	9/1/32	3 month USD-LIBOR-ICE —	1.512% — Semiannually	$(137,931)
				Quarterly
1,782,000	71,654	86	12/23/23	0.695% — Annually	US SOFR — Annually	73,347
1,612,000	163,763	139	12/23/26	1.085% — Annually	US SOFR — Annually	165,198
2,512,000	436,033	(654)	12/23/31	US SOFR — Annually	1.285% — Annually	(438,581)
736,000	243,020	(1,311)	12/23/51	US SOFR — Annually	1.437% — Annually	(244,857)
3,647,000	146,573	(371)	12/24/23	0.697% — Annually	US SOFR — Annually	147,662
189,000	19,132	12	12/24/26	US SOFR — Annually	1.096% — Annually	(19,188)
5,228,000	907,633	(2,334)	12/24/31	1.285% — Annually	US SOFR — Annually	907,051
847,000	279,976	(458)	12/24/51	1.435% — Annually	US SOFR — Annually	279,788
129,000	40,509	(21)	12/31/51	1.525% — Annually	US SOFR — Annually	40,507
308,000	30,840	(41)	12/31/26	US SOFR — Annually	1.135% — Annually	(30,935)
159,400	10,514 E	(4)	1/15/47	1.724% — Annually	US SOFR — Annually	10,510
460,000	131,542	(16)	1/21/52	1.679% — Annually	US SOFR — Annually	130,815

14	Putnam VT Mortgage Securities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22 cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$309,000	$91,365	$(11)	1/19/52	US SOFR — Annually	1.626% — Annually	$(91,610)
1,099,000	319,281	(37)	2/1/52	1.6545% — Annually	US SOFR — Annually	318,015
897,600	79,429 E	(31)	2/13/57	1.68% — Annually	US SOFR — Annually	79,398
1,269,700	321,044	(43)	2/24/52	US SOFR — Annually	1.86% — Annually	(318,736)
13,000	3,509	—	2/29/52	1.7674% — Annually	US SOFR — Annually	3,505
64,000	8,989	(1)	2/29/32	US SOFR — Annually	1.75% — Annually	(8,942)
123,000	10,144	(1)	2/28/27	1.675% — Annually	US SOFR — Annually	10,402
299,000	11,377	(1)	2/29/24	US SOFR — Annually	1.47709% — Annually	(12,506)
388,900	56,686	(5)	3/7/32	3 month USD-LIBOR-ICE —	1.9575% — Semiannually	(55,556)
				Quarterly
1,230,000	192,532	(16)	3/9/32	1.5475% — Annually	US SOFR — Annually	194,985
1,275,000	200,175	(17)	3/9/32	1.5415% — Annually	US SOFR — Annually	202,939
672,000	95,370	(9)	3/11/32	1.737% — Annually	US SOFR — Annually	95,599
886,000	25,862	(3)	4/7/24	2.45% — Annually	US SOFR — Annually	24,044
806,000	42,774	(7)	4/7/27	2.469% — Annually	US SOFR — Annually	39,704
686,000	66,206	(9)	4/7/23	2.3305% — Annually	US SOFR — Annually	64,347
41,000	8,546	(1)	4/7/52	2.1015% — Annually	US SOFR — Annually	8,471
574,000	94,417	(20)	4/14/52	US SOFR — Annually	2.3395% — Annually	(92,144)
123,000	10,294	(2)	4/14/32	US SOFR — Annually	2.4965% — Annually	(9,673)
599,000	31,537	(5)	4/14/27	2.483% — Annually	US SOFR — Annually	29,175
337,000	10,140	(1)	4/14/24	2.405% — Annually	US SOFR — Annually	9,702
2,643,300	118,975	(25)	5/2/27	US SOFR — Annually	2.685% — Annually	(113,362)
4,758,800	140,480	(18)	5/25/24	2.5945% — Annually	US SOFR — Annually	138,951
739,000	99,410	(25)	5/25/52	US SOFR — Annually	2.501% — Annually	(98,379)
2,069,000	132,644	(27)	6/7/32	US SOFR — Annually	2.7565% — Annually	(126,904)
376,000	42,138	(13)	6/7/52	US SOFR — Annually	2.622% — Annually	(41,700)
4,902,500	287,777	(65)	6/8/32	US SOFR — Annually	2.825% — Annually	(280,200)
503,600	111,613	(63,209)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE —	48,775
					Quarterly
1,371,000	36,688	(5)	6/10/24	US SOFR — Annually	2.833% — Annually	(33,515)
1,143,000	46,600	(9)	6/10/27	2.8025% — Annually	US SOFR — Annually	44,165
6,851,500	136,413	(26)	6/15/24	US SOFR — Annually	3.3385% — Annually	(113,175)
3,686,000	93,403	(30)	6/15/27	3.185% — Annually	US SOFR — Annually	84,001
765,400	44,087 E	(11)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE —	44,076
					Quarterly
463,000	55,727	(16)	7/8/52	US SOFR — Annually	2.5765% — Annually	(55,979)
811,000	54,588	(11)	7/15/32	US SOFR — Annually	2.723% — Annually	(54,512)
243,500	28,989	(8)	8/22/52	2.5823% — Annually	US SOFR — Annually	29,341
1,255,300	104,566 E	(18)	1/31/33	2.545% — Annually	US SOFR — Annually	104,549
1,255,300	104,052 E	(18)	1/31/33	2.55% — Annually	US SOFR — Annually	104,034
1,182,400	103,365 E	(17)	2/1/33	2.495% — Annually	US SOFR — Annually	103,349
1,777,000	162,240	(24)	8/2/32	US SOFR — Annually	2.4275% — Annually	(166,418)
1,156,100	109,471 E	(16)	2/1/33	2.4075% — Annually	US SOFR — Annually	109,455
290,300	13,066 E	(6)	4/1/42	US SOFR — Annually	2.63% — Annually	(13,072)
201,900	14,575 E	(3)	3/24/35	US SOFR — Annually	2.39% — Annually	(14,578)
345,800	40,300	(10)	8/10/42	2.645% — Annually	US SOFR — Annually	40,977
586,200	71,616	(1,307)	8/10/42	US SOFR — Annually	2.605% — Annually	(74,068)
240,400	29,826	(7)	8/10/42	2.5915% — Annually	US SOFR — Annually	30,300
1,312,000	55,458 E	(12)	2/6/29	2.40% — Annually	US SOFR — Annually	55,446
1,956,000	149,869	(26)	8/16/32	US SOFR — Annually	2.613% — Annually	(153,751)
236,300	6,097 E	(5)	1/15/47	2.49% — Annually	US SOFR — Annually	6,091
56,000	3,265	(1)	8/25/32	US SOFR — Annually	2.8415% — Annually	(3,335)
193,000	8,040 E	(3)	2/21/35	2.785% — Annually	US SOFR — Annually	8,037
2,831,900	55,873	(11)	9/6/24	US SOFR — Annually	3.413% — Annually	(54,770)
1,176,300	10,199 E	(7)	1/15/27	US SOFR — Annually	2.73% — Annually	(10,205)

Putnam VT Mortgage Securities Fund	15

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22 cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$1,315,200	$55,462	$(17)	9/13/32	3.043% — Annually	US SOFR — Annually	$56,546
120,300	2,909 E	(2)	1/15/42	2.9825% — Annually	US SOFR — Annually	2,907
420,000	24,646	(14)	9/26/52	2.905% — Annually	US SOFR — Annually	25,223
2,182,000	29,239	(21)	9/26/27	US SOFR — Annually	3.465% — Annually	(29,041)
209,000	5,478	(3)	9/19/32	3.24% — Annually	US SOFR — Annually	5,569
351,000	7,536 E	(12)	2/13/57	2.40% — Annually	US SOFR — Annually	7,524
1,067,000	20,380	(14)	9/23/32	3.3275% — Annually	US SOFR — Annually	20,764
94,039	4,269	(3)	9/28/52	2.976% — Annually	US SOFR — Annually	4,388
649,000	3,647	(9)	9/30/32	3.493% — Annually	US SOFR — Annually	3,722
560,000	4,631	(7)	10/4/32	US SOFR — Annually	3.4605% — Annually	(4,646)
342,000	2,480	(5)	10/4/23	US SOFR — Annually	3.473% — Annually	(2,478)
285,800	803 E	(4)	10/3/33	3.394% — Annually	US SOFR — Annually	799
1,562,000	1,703	(13)	10/4/27	3.75% — Annually	US SOFR — Annually	593
1,796,000	14,027	(24)	10/5/32	US SOFR — Annually	3.466% — Annually	(14,223)
309,000	5,760 E	(5)	10/21/36	US SOFR — Annually	3.116% — Annually	(5,764)
99,000	1,764 E	(1)	1/11/33	US SOFR — Annually	3.34% — Annually	(1,766)
350,000	6,139 E	(5)	1/31/33	US SOFR — Annually	3.337% — Annually	(6,144)
350,000	6,255 E	(5)	1/31/33	US SOFR — Annually	3.333% — Annually	(6,259)
1,565,000	27,059 E	(22)	8/23/33	US SOFR — Annually	3.237% — Annually	(27,081)
327,000	6,036 E	(5)	2/1/33	US SOFR — Annually	3.3255% — Annually	(6,041)
1,504,000	26,892 E	(21)	9/1/33	US SOFR — Annually	3.225% — Annually	(26,913)
375,000	6,585	(5)	11/14/32	3.347% — Annually	US SOFR — Annually	6,750
140,000	7,252 E	(5)	2/3/53	2.9275% — Annually	US SOFR — Annually	7,247
274,000	5,458 E	(4)	2/1/33	US SOFR — Annually	3.308% — Annually	(5,462)
647,000	20,982 E	(22)	12/2/55	2.81% — Annually	US SOFR — Annually	20,960
3,464,000	24,006	(13)	10/7/24	US SOFR — Annually	4.1845% — Annually	(19,073)
663,000	3,315	(9)	10/7/32	3.5005% — Annually	US SOFR — Annually	3,104
6,928,000	47,388	1,586	10/7/24	4.19% — Annually	US SOFR — Annually	38,990
3,513,000	6,745	(831)	10/7/27	US SOFR — Annually	3.73% — Annually	(6,374)
10,032,000	50,561	(3,944)	10/7/32	3.50% — Annually	US SOFR — Annually	48,696
1,326,000	5,609	(1,270)	10/7/32	US SOFR — Annually	3.51% — Annually	(7,122)
3,503,000	110,415	2,346	10/7/52	US SOFR — Annually	3.05% — Annually	(112,560)
1,130,000	1,910 E	(8)	4/8/28	3.44% — Annually	US SOFR — Annually	(1,918)
2,812,000	3,515 E	(11)	1/31/25	US SOFR — Annually	4.035% — Annually	3,504
319,200	2,790 E	(5)	1/17/33	3.6575% — Annually	US SOFR — Annually	(2,794)
130,000	1,327 E	(4)	1/16/55	2.97% — Annually	US SOFR — Annually	1,323
2,122,000	6,875 E	(12)	1/16/26	US SOFR — Annually	3.605% — Annually	6,864
668,000	4,883	(23)	10/20/52	US SOFR — Annually	3.2571% — Annually	4,573
41,000	916	(1)	10/20/52	US SOFR — Annually	3.3375% — Annually	903
178,000	3,378 E	(6)	1/24/55	3.135% — Annually	US SOFR — Annually	(3,384)
441,400	5,950 E	(4)	4/13/28	3.965% — Annually	US SOFR — Annually	(5,954)
146,000	2,632 E	(2)	4/4/35	3.5575% — Annually	US SOFR — Annually	(2,635)
291,900	3,351 E	(3)	5/8/30	US SOFR — Annually	3.52% — Annually	3,348
399,700	979 E	(3)	4/4/32	3.515% — Annually	US SOFR — Annually	(983)
674,600	16,555 E	(10)	11/24/33	US SOFR — Annually	3.708% — Annually	16,545
206,700	4,111 E	(3)	2/19/36	US SOFR — Annually	3.6145% — Annually	4,108
153,200	3,024 E	(2)	3/3/36	US SOFR — Annually	3.614% — Annually	3,022
904,883	40,195	(31)	10/24/52	US SOFR — Annually	3.4555% — Annually	39,945
2,988,100	11,863 E	(11)	6/26/25	US SOFR — Annually	4.31% — Annually	11,852
484,000	27,143	(16)	10/27/32	3.5176% — Annually	US SOFR — Annually	(27,162)
762,600	22,794 E	(11)	12/4/33	US SOFR — Annually	3.77% — Annually	22,783
319,400	4,254 E	(4)	3/24/32	US SOFR — Annually	3.64% — Annually	4,251
1,138,000	7,602	(9)	11/1/27	3.9195% — Annually	US SOFR — Annually	(8,127)
2,812,000	11,192	(11)	11/9/24	US SOFR — Annually	4.7655% — Annually	16,489
900,000	8,046	(12)	11/21/32	3.4515% — Annually	US SOFR — Annually	8,541

16	Putnam VT Mortgage Securities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22 cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$124,800	$852	$(2)	11/25/32	3.477% — Annually	US SOFR — Annually	$846
2,387,000	6,684	(9)	12/5/24	4.3515% — Annually	US SOFR — Annually	5,307
500,000	17,360	(7)	12/9/32	3.14% — Annually	US SOFR — Annually	17,378
104,600	7,696 E	(4)	12/10/57	2.47% — Annually	US SOFR — Annually	7,693
169,900	10,070 E	(6)	12/13/57	2.558% — Annually	US SOFR — Annually	10,064
16,601,000	75,037 E	(53,830)	3/15/25	4.10% — Annually	US SOFR — Annually	21,206
2,485,000	1,069 E	(9,703)	3/15/28	US SOFR — Annually	3.70% — Annually	(8,634)
11,032,000	210,270 E	(154,420)	3/15/33	3.30% — Annually	US SOFR — Annually	57,490
650,000	35,477 E	31,772	3/15/53	US SOFR — Annually	2.90% — Annually	(3,705)
467,000	3,493	(6)	12/29/32	3.468% — Annually	US SOFR — Annually	3,519
567,000	2,166	(19)	12/29/52	US SOFR — Annually	3.1925% — Annually	(2,238)
349,000	998	(5)	12/29/32	3.5235% — Annually	US SOFR — Annually	1,016
274,000	1,808	(9)	12/30/52	3.248% — Annually	US SOFR — Annually	(1,802)
247,000	640	(3)	1/3/33	US SOFR — Annually	3.5255% — Annually	(643)
Total		$(219,179)				$1,093,555

E Extended effective date.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/22

		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A/P	$151	$459	$62	5/11/63	200 bp — Monthly	$90
CMBX NA A.6 Index	A/P	364	1,376	185	5/11/63	200 bp — Monthly	179
CMBX NA A.6 Index	A/P	1,667	6,422	864	5/11/63	200 bp — Monthly	805
CMBX NA A.6 Index	A/P	1,791	6,880	926	5/11/63	200 bp — Monthly	867
CMBX NA A.6 Index	A/P	1,903	6,880	926	5/11/63	200 bp — Monthly	980
CMBX NA A.6 Index	A/P	11,341	43,576	5,865	5/11/63	200 bp — Monthly	5,494
CMBX NA A.6 Index	A/P	15,540	50,915	6,853	5/11/63	200 bp — Monthly	8,709
CMBX NA BB.11 Index	BB–/P	12,430	22,000	4,710	11/18/54	500 bp — Monthly	7,741
CMBX NA BB.13 Index	BB–/P	1,276	14,000	3,692	12/16/72	500 bp — Monthly	(2,402)
CMBX NA BB.13 Index	BB–/P	4,899	49,000	12,921	12/16/72	500 bp — Monthly	(7,975)
CMBX NA BB.13 Index	BB–/P	5,103	56,000	14,767	12/16/72	500 bp — Monthly	(9,610)
CMBX NA BB.13 Index	BB–/P	8,871	94,000	24,788	12/16/72	500 bp — Monthly	(15,825)
CMBX NA BB.14 Index	BB/P	10,087	92,000	21,970	12/16/72	500 bp — Monthly	(11,793)
CMBX NA BB.6 Index	B/P	38,463	65,635	25,112	5/11/63	500 bp — Monthly	13,415
CMBX NA BB.9 Index	B/P	1,425	7,000	2,178	9/17/58	500 bp — Monthly	(746)
CMBX NA BB.9 Index	B/P	5,611	10,000	3,112	9/17/58	500 bp — Monthly	2,509
CMBX NA BB.9 Index	B/P	13,070	64,000	19,917	9/17/58	500 bp — Monthly	(6,784)
CMBX NA BBB–.10 Index	BB+/P	5,211	42,000	7,279	11/17/59	300 bp — Monthly	(2,043)
CMBX NA BBB–.10 Index	BB+/P	6,982	64,000	11,091	11/17/59	300 bp — Monthly	(4,072)
CMBX NA BBB–.11 Index	BBB–/P	4,385	70,000	10,626	11/18/54	300 bp — Monthly	(6,201)
CMBX NA BBB–.13 Index	BBB–/P	614	7,000	1,421	12/16/72	300 bp — Monthly	(803)
CMBX NA BBB–.13 Index	BBB–/P	8,094	86,000	17,458	12/16/72	300 bp — Monthly	(9,314)
CMBX NA BBB–.13 Index	BBB–/P	20,227	110,000	22,330	12/16/72	300 bp — Monthly	(2,039)
CMBX NA BBB–.14 Index	BBB–/P	89	2,000	372	12/16/72	300 bp — Monthly	(282)
CMBX NA BBB–.14 Index	BBB–/P	824	22,000	4,092	12/16/72	300 bp — Monthly	(3,255)
CMBX NA BBB–.14 Index	BBB–/P	980	24,000	4,464	12/16/72	300 bp — Monthly	(3,470)
CMBX NA BBB–.14 Index	BBB–/P	966	31,000	5,766	12/16/72	300 bp — Monthly	(4,782)
CMBX NA BBB–.14 Index	BBB–/P	4,328	141,000	26,226	12/16/72	300 bp — Monthly	(21,816)
CMBX NA BBB–.14 Index	BBB–/P	9,737	298,000	55,428	12/16/72	300 bp — Monthly	(45,517)
CMBX NA BBB–.15 Index	BBB–/P	6,372	61,000	11,694	11/18/64	300 bp — Monthly	(5,286)
CMBX NA BBB–.15 Index	BBB–/P	8,326	49,000	9,393	11/18/64	300 bp — Monthly	(1,039)

Putnam VT Mortgage Securities Fund	17

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/22 cont.

		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Credit Suisse International
CMBX NA BB.7 Index	B-/P	$2,541	$19,000	$6,338	1/17/47	500 bp — Monthly	$(3,778)
Goldman Sachs International
CMBX NA A.14 Index	A-/P	(34)	2,000	173	12/16/72	200 bp — Monthly	(206)
CMBX NA A.14 Index	A-/P	(211)	12,000	1,037	12/16/72	200 bp — Monthly	(1,243)
CMBX NA A.14 Index	A-/P	12,081	210,000	18,144	12/16/72	200 bp — Monthly	(5,981)
CMBX NA A.7 Index	BBB+/P	(54)	37,000	2,109	1/17/47	200 bp — Monthly	(2,149)
CMBX NA BB.14 Index	BB/P	11,521	74,000	17,671	12/16/72	500 bp — Monthly	(6,079)
CMBX NA BB.14 Index	BB/P	13,001	103,000	24,596	12/16/72	500 bp — Monthly	(11,496)
CMBX NA BB.6 Index	B/P	556	2,735	1,046	5/11/63	500 bp — Monthly	(487)
CMBX NA BB.6 Index	B/P	52,374	108,709	41,592	5/11/63	500 bp — Monthly	10,888
CMBX NA BB.6 Index	B/P	106,448	213,315	81,614	5/11/63	500 bp — Monthly	25,041
CMBX NA BB.7 Index	B-/P	4,751	14,000	4,670	1/17/47	500 bp — Monthly	94
CMBX NA BB.7 Index	B-/P	6,389	19,000	6,338	1/17/47	500 bp — Monthly	69
CMBX NA BB.7 Index	B-/P	7,560	24,000	8,006	1/17/47	500 bp — Monthly	(423)
CMBX NA BBB–.14 Index	BBB–/P	18,687	123,000	22,878	12/16/72	300 bp — Monthly	(4,119)
CMBX NA BBB–.15 Index	BBB–/P	1,305	21,000	4,026	11/18/64	300 bp — Monthly	(2,709)
JPMorgan Securities LLC
CMBX NA A.13 Index	A-/P	484	6,000	497	12/16/72	200 bp — Monthly	(11)
CMBX NA BB.10 Index	B/P	2,006	25,000	7,970	5/11/63	500 bp — Monthly	(5,940)
CMBX NA BB.7 Index	B-/P	1,370	4,000	1,334	1/17/47	500 bp — Monthly	39
CMBX NA BB.7 Index	B-/P	30,848	63,000	21,017	1/17/47	500 bp — Monthly	9,893
CMBX NA BBB–.13 Index	BBB–/P	1,718	13,000	2,639	12/16/72	300 bp — Monthly	(913)
CMBX NA BBB–.8 Index	BB/P	6,549	42,000	6,678	10/17/57	300 bp — Monthly	(104)
Merrill Lynch International
CMBX NA A.15 Index	A-/P	114	7,000	644	11/18/64	200 bp — Monthly	(527)
CMBX NA A.15 Index	A-/P	187	14,000	1,288	11/18/64	200 bp — Monthly	(1,096)
CMBX NA A.15 Index	A-/P	190	16,000	1,472	11/18/64	200 bp — Monthly	(1,276)
CMBX NA BB.6 Index	B/P	335	2,051	785	5/11/63	500 bp — Monthly	(447)
CMBX NA BB.7 Index	B-/P	1,452	12,000	4,003	1/17/47	500 bp — Monthly	(2,539)
Morgan Stanley & Co. International PLC
CMBX NA A.14 Index	A-/P	(240)	15,000	1,296	12/16/72	200 bp — Monthly	(1,530)
CMBX NA A.14 Index	A-/P	(94)	16,000	1,382	12/16/72	200 bp — Monthly	(1,470)
CMBX NA A.14 Index	A-/P	(267)	24,000	2,074	12/16/72	200 bp — Monthly	(2,331)
CMBX NA A.14 Index	A-/P	(405)	26,000	2,246	12/16/72	200 bp — Monthly	(2,641)
CMBX NA A.14 Index	A-/P	(386)	26,000	2,246	12/16/72	200 bp — Monthly	(2,622)
CMBX NA A.14 Index	A-/P	(405)	26,000	2,246	12/16/72	200 bp — Monthly	(2,641)
CMBX NA A.14 Index	A-/P	(549)	39,000	3,370	12/16/72	200 bp — Monthly	(3,904)
CMBX NA A.14 Index	A-/P	805	63,000	5,443	12/16/72	200 bp — Monthly	(4,613)
CMBX NA A.7 Index	BBB+/P	(2)	2,000	114	1/17/47	200 bp — Monthly	(115)
CMBX NA A.7 Index	BBB+/P	(5)	11,000	627	1/17/47	200 bp — Monthly	(628)
CMBX NA A.7 Index	BBB+/P	656	135,000	7,695	1/17/47	200 bp — Monthly	(6,987)
CMBX NA BB.13 Index	BB–/P	184	2,000	527	12/16/72	500 bp — Monthly	(342)
CMBX NA BB.13 Index	BB–/P	275	3,000	791	12/16/72	500 bp — Monthly	(513)
CMBX NA BB.13 Index	BB–/P	372	4,000	1,055	12/16/72	500 bp — Monthly	(679)
CMBX NA BB.13 Index	BB–/P	1,793	19,000	5,010	12/16/72	500 bp — Monthly	(3,199)
CMBX NA BB.13 Index	BB–/P	4,636	25,000	6,593	12/16/72	500 bp — Monthly	(1,932)
CMBX NA BB.13 Index	BB–/P	4,374	48,000	12,658	12/16/72	500 bp — Monthly	(8,237)
CMBX NA BB.13 Index	BB–/P	5,634	61,000	16,086	12/16/72	500 bp — Monthly	(10,392)
CMBX NA BB.14 Index	BB/P	1,591	13,000	3,104	12/16/72	500 bp — Monthly	(1,501)
CMBX NA BB.6 Index	B/P	20,005	39,655	15,172	5/11/63	500 bp — Monthly	4,872
CMBX NA BB.6 Index	B/P	36,496	58,798	22,496	5/11/63	500 bp — Monthly	14,057
CMBX NA BB.6 Index	B/P	136,920	222,887	85,276	5/11/63	500 bp — Monthly	51,860
CMBX NA BB.7 Index	B-/P	11,747	35,000	11,676	1/17/47	500 bp — Monthly	105
CMBX NA BBB–.15 Index	BBB–/P	918	10,000	1,917	11/18/64	300 bp — Monthly	(993)

18	Putnam VT Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/22 cont.

		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.15 Index	BBB–/P	$17,974	$114,000	$21,854	11/18/64	300 bp — Monthly	$(3,814)
CMBX NA BBB–.7 Index	BB–/P	74	1,000	214	1/17/47	300 bp — Monthly	(139)
CMBX NA BBB–.7 Index	BB–/P	23,003	338,000	72,366	1/17/47	300 bp — Monthly	(49,166)
CMBX NA BBB–.9 Index	BB+/P	194	2,000	377	9/17/58	300 bp — Monthly	(182)
Upfront premium received		761,245	Unrealized appreciation				157,707
Upfront premium (paid)		(2,652)	Unrealized (depreciation)				(327,148)
Total		$758,593	Total				$(169,441)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2022. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/22

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(22,695)	$89,000	$28,373	11/17/59	(500 bp) — Monthly	$5,592
CMBX NA BB.10 Index	(6,028)	25,000	7,970	11/17/59	(500 bp) — Monthly	1,918
CMBX NA BB.10 Index	(1,252)	12,000	3,826	11/17/59	(500 bp) — Monthly	2,562
CMBX NA BB.10 Index	(987)	9,000	2,869	11/17/59	(500 bp) — Monthly	1,874
CMBX NA BB.11 Index	(357)	7,000	1,499	11/18/54	(500 bp) — Monthly	1,135
CMBX NA BB.11 Index	(363)	7,000	1,499	11/18/54	(500 bp) — Monthly	1,129
CMBX NA BB.11 Index	(505)	7,000	1,499	11/18/54	(500 bp) — Monthly	986
CMBX NA BB.7 Index	(9,339)	183,000	61,049	1/17/47	(500 bp) — Monthly	51,532
CMBX NA BB.7 Index	(808)	12,000	4,003	1/17/47	(500 bp) — Monthly	3,184
CMBX NA BB.8 Index	(12,059)	33,821	12,209	10/17/57	(500 bp) — Monthly	117
CMBX NA BB.8 Index	(2,980)	23,192	8,372	10/17/57	(500 bp) — Monthly	5,370
CMBX NA BBB–.10 Index	(30,261)	176,000	30,501	11/17/59	(300 bp) — Monthly	137
CMBX NA BBB–.10 Index	(17,178)	74,000	12,824	11/17/59	(300 bp) — Monthly	(4,397)
CMBX NA BBB–.10 Index	(6,246)	49,000	8,492	11/17/59	(300 bp) — Monthly	2,217
CMBX NA BBB–.10 Index	(8,077)	37,000	6,412	11/17/59	(300 bp) — Monthly	(1,686)
CMBX NA BBB–.10 Index	(7,182)	33,000	5,719	11/17/59	(300 bp) — Monthly	(1,482)
CMBX NA BBB–.10 Index	(1,657)	13,000	2,253	11/17/59	(300 bp) — Monthly	588
CMBX NA BBB–.10 Index	(1,101)	9,000	1,560	11/17/59	(300 bp) — Monthly	453
CMBX NA BBB–.10 Index	(1,670)	7,000	1,213	11/17/59	(300 bp) — Monthly	(461)
CMBX NA BBB–.11 Index	(9,616)	30,000	4,554	11/18/54	(300 bp) — Monthly	(5,080)
CMBX NA BBB–.11 Index	(3,680)	25,000	3,795	11/18/54	(300 bp) — Monthly	101
CMBX NA BBB–.12 Index	(12,736)	185,000	33,448	8/17/61	(300 bp) — Monthly	20,604
CMBX NA BBB–.12 Index	(15,467)	88,000	15,910	8/17/61	(300 bp) — Monthly	393
CMBX NA BBB–.12 Index	(21,043)	63,000	11,390	8/17/61	(300 bp) — Monthly	(9,689)
CMBX NA BBB–.12 Index	(16,684)	48,000	8,678	8/17/61	(300 bp) — Monthly	(8,034)
CMBX NA BBB–.12 Index	(7,475)	44,000	7,955	8/17/61	(300 bp) — Monthly	455
CMBX NA BBB–.12 Index	(8,800)	39,000	7,051	8/17/61	(300 bp) — Monthly	(1,772)
CMBX NA BBB–.12 Index	(11,951)	34,000	6,147	8/17/61	(300 bp) — Monthly	(5,824)
CMBX NA BBB–.12 Index	(2,116)	31,000	5,605	8/17/61	(300 bp) — Monthly	3,471
CMBX NA BBB–.7 Index	(4,375)	20,000	4,282	1/17/47	(300 bp) — Monthly	(105)
CMBX NA BBB–.8 Index	(17,100)	114,000	18,126	10/17/57	(300 bp) — Monthly	960
CMBX NA BBB–.8 Index	(17,188)	110,000	17,490	10/17/57	(300 bp) — Monthly	238
CMBX NA BBB–.8 Index	(14,226)	90,000	14,310	10/17/57	(300 bp) — Monthly	32
CMBX NA BBB–.8 Index	(6,298)	44,000	6,996	10/17/57	(300 bp) — Monthly	673
CMBX NA BBB–.8 Index	(5,828)	42,000	6,678	10/17/57	(300 bp) — Monthly	826

Putnam VT Mortgage Securities Fund	19

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/22 cont.

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BBB–.8 Index	$(4,579)	$33,000	$5,247	$10/17/57	(300 bp) — Monthly	$649
CMBX NA BBB–.8 Index	(3,728)	28,000	4,452	10/17/57	(300 bp) — Monthly	708
CMBX NA BBB–.8 Index	(317)	2,000	318	10/17/57	(300 bp) — Monthly	(1)
CMBX NA BBB–.9 Index	(1,183)	5,000	943	9/17/58	(300 bp) — Monthly	(243)
Credit Suisse International
CMBX NA BB.10 Index	(3,202)	24,000	7,651	11/17/59	(500 bp) — Monthly	4,426
CMBX NA BB.10 Index	(2,854)	24,000	7,651	11/17/59	(500 bp) — Monthly	4,774
CMBX NA BB.10 Index	(1,616)	13,000	4,144	11/17/59	(500 bp) — Monthly	2,516
Goldman Sachs International
CMBX NA A.6 Index	(4,583)	21,559	2,902	5/11/63	(200 bp) — Monthly	(1,690)
CMBX NA A.6 Index	(1,482)	7,798	1,050	5/11/63	(200 bp) — Monthly	(436)
CMBX NA A.6 Index	(1,031)	5,504	741	5/11/63	(200 bp) — Monthly	(293)
CMBX NA A.6 Index	(629)	3,670	494	5/11/63	(200 bp) — Monthly	(137)
CMBX NA A.6 Index	(333)	1,835	247	5/11/63	(200 bp) — Monthly	(87)
CMBX NA A.6 Index	(244)	1,376	185	5/11/63	(200 bp) — Monthly	(60)
CMBX NA A.6 Index	(248)	1,376	185	5/11/63	(200 bp) — Monthly	(63)
CMBX NA A.6 Index	(193)	917	123	5/11/63	(200 bp) — Monthly	(69)
CMBX NA A.6 Index	(165)	917	123	5/11/63	(200 bp) — Monthly	(42)
CMBX NA A.6 Index	(163)	917	123	5/11/63	(200 bp) — Monthly	(40)
CMBX NA A.6 Index	(66)	459	62	5/11/63	(200 bp) — Monthly	(5)
CMBX NA BB.8 Index	(3,862)	10,629	3,837	10/17/57	(500 bp) — Monthly	(35)
CMBX NA BB.8 Index	(227)	1,933	698	10/17/57	(500 bp) — Monthly	469
CMBX NA BBB–.12 Index	(13,751)	77,000	13,922	8/17/61	(300 bp) — Monthly	125
JPMorgan Securities LLC
CMBX NA A.15 Index	(364)	4,000	368	11/18/64	(200 bp) — Monthly	2
CMBX NA A.6 Index	(162)	917	123	5/11/63	(200 bp) — Monthly	(39)
CMBX NA A.6 Index	(81)	459	62	5/11/63	(200 bp) — Monthly	(20)
CMBX NA BB.11 Index	(5,148)	6,837	2,616	5/11/63	(500 bp) — Monthly	(2,539)
CMBX NA BB.11 Index	(545)	1,000	214	11/18/54	(500 bp) — Monthly	(332)
CMBX NA BBB–.14 Index	(10,479)	62,000	11,532	12/16/72	(300 bp) — Monthly	1,017
CMBX NA BBB–.7 Index	(56,108)	239,000	51,170	1/17/47	(300 bp) — Monthly	(5,078)
Merrill Lynch International
CMBX NA BB.10 Index	(1,366)	24,000	7,651	11/17/59	(500 bp) — Monthly	6,262
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	(5,038)	23,852	3,210	5/11/63	(200 bp) — Monthly	(1,837)
CMBX NA A.6 Index	(3,218)	15,137	2,037	5/11/63	(200 bp) — Monthly	(1,187)
CMBX NA A.6 Index	(2,124)	10,091	1,358	5/11/63	(200 bp) — Monthly	(770)
CMBX NA A.6 Index	(1,626)	7,798	1,050	5/11/63	(200 bp) — Monthly	(579)
CMBX NA A.6 Index	(1,199)	6,422	864	5/11/63	(200 bp) — Monthly	(337)
CMBX NA A.6 Index	(490)	2,752	370	5/11/63	(200 bp) — Monthly	(121)
CMBX NA A.6 Index	(503)	2,752	370	5/11/63	(200 bp) — Monthly	(133)
CMBX NA BB.10 Index	(10,024)	33,000	10,520	11/17/59	(500 bp) — Monthly	465
CMBX NA BB.10 Index	(1,154)	11,000	3,507	11/17/59	(500 bp) — Monthly	2,342
CMBX NA BB.8 Index	(2,174)	5,798	2,093	10/17/57	(500 bp) — Monthly	(87)
CMBX NA BB.9 Index	(4,754)	33,000	10,270	9/17/58	(500 bp) — Monthly	5,483
CMBX NA BB.9 Index	(2,309)	27,000	8,402	9/17/58	(500 bp) — Monthly	6,067
CMBX NA BB.9 Index	(2,188)	16,000	4,979	9/17/58	(500 bp) — Monthly	2,776
CMBX NA BB.9 Index	(757)	5,000	1,556	9/17/58	(500 bp) — Monthly	794
CMBX NA BBB–.10 Index	(19,618)	159,000	27,555	11/17/59	(300 bp) — Monthly	7,844
CMBX NA BBB–.10 Index	(3,464)	40,000	6,932	11/17/59	(300 bp) — Monthly	3,445
CMBX NA BBB–.10 Index	(7,801)	32,000	5,546	11/17/59	(300 bp) — Monthly	(2,274)
CMBX NA BBB–.10 Index	(3,171)	25,000	4,333	11/17/59	(300 bp) — Monthly	1,147
CMBX NA BBB–.10 Index	(4,005)	23,000	3,986	11/17/59	(300 bp) — Monthly	(33)

20	Putnam VT Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/22 cont.

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.10 Index	$(1,993)	$19,000	$3,293	11/17/59	(300 bp) — Monthly	$1,289
CMBX NA BBB–.10 Index	(2,168)	10,000	1,733	11/17/59	(300 bp) — Monthly	(441)
CMBX NA BBB–.11 Index	(2,361)	15,000	2,277	11/18/54	(300 bp) — Monthly	(93)
CMBX NA BBB–.12 Index	(5,797)	28,000	5,062	8/17/61	(300 bp) — Monthly	(751)
CMBX NA BBB–.12 Index	(2,921)	14,000	2,531	8/17/61	(300 bp) — Monthly	(398)
CMBX NA BBB–.12 Index	(1,237)	4,000	723	8/17/61	(300 bp) — Monthly	(516)
CMBX NA BBB–.13 Index	(4,191)	68,000	13,804	12/16/72	(300 bp) — Monthly	9,573
CMBX NA BBB–.7 Index	(4,063)	64,000	13,702	1/17/47	(300 bp) — Monthly	9,602
CMBX NA BBB–.8 Index	(4,688)	30,000	4,770	10/17/57	(300 bp) — Monthly	65
CMBX NA BBB–.8 Index	(3,951)	29,000	4,611	10/17/57	(300 bp) — Monthly	643
CMBX NA BBB–.8 Index	(2,713)	20,000	3,180	10/17/57	(300 bp) — Monthly	456
CMBX NA BBB–.8 Index	(2,660)	19,000	3,021	10/17/57	(300 bp) — Monthly	350
CMBX NA BBB–.8 Index	(2,576)	18,000	2,862	10/17/57	(300 bp) — Monthly	275
CMBX NA BBB–.8 Index	(1,016)	8,000	1,272	10/17/57	(300 bp) — Monthly	86
Upfront premium received	—		Unrealized appreciation			180,197
Upfront premium (paid)	(541,989)		Unrealized (depreciation)			(59,296)
Total	$(541,989)		Total			$120,901

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$146,685	$—
Mortgage-backed securities	—	24,047,316	—
Purchased options outstanding	—	83,145	—
U.S. government and agency mortgage obligations	—	42,330,744	—
U.S. treasury obligations	—	147,142	—
Short-term investments	707,000	6,135,359	—
Totals by level	$707,000	$72,890,391	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(35,990)	$—	$—
Written options outstanding	—	(210,325)	—
Forward premium swap option contracts	—	729,334	—
TBA sale commitments	—	(4,819,531)	—
Interest rate swap contracts	—	1,312,734	—
Credit default contracts	—	(265,144)	—
Totals by level	$(35,990)	$(3,252,932)	$—

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Mortgage Securities Fund	21

Statement of assets and liabilities
12/31/22

Assets
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $72,510,699)	$69,558,741
Affiliated issuers (identified cost $4,038,650) (Notes 1 and 5)	4,038,650
Interest and other receivables	320,523
Receivable for shares of the fund sold	26,175
Receivable for investments sold	306,520
Receivable for sales of TBA securities (Note 1)	80,742
Receivable from Manager (Note 2)	9,490
Receivable for variation margin on futures contracts (Note 1)	25,336
Receivable for variation margin on centrally cleared swap contracts (Note 1)	257,748
Unrealized appreciation on forward premium swap option contracts (Note 1)	1,889,720
Unrealized appreciation on OTC swap contracts (Note 1)	337,904
Premium paid on OTC swap contracts (Note 1)	544,641
Total assets	77,396,190

Liabilities
Payable to custodian	1,230
Payable for investments purchased	801,639
Payable for purchases of TBA securities (Note 1)	37,284,519
Payable for shares of the fund repurchased	53,060
Payable for custodian fees (Note 2)	29,591
Payable for investor servicing fees (Note 2)	3,625
Payable for Trustee compensation and expenses (Note 2)	49,987
Payable for administrative services (Note 2)	375
Payable for distribution fees (Note 2)	3,167
Payable for variation margin on centrally cleared swap contracts (Note 1)	225,803
Unrealized depreciation on OTC swap contracts (Note 1)	386,444
Premium received on OTC swap contracts (Note 1)	761,245
Unrealized depreciation on forward premium swap option contracts (Note 1)	1,160,386
Written options outstanding, at value (premiums $107,813) (Note 1)	210,325
TBA sale commitments, at value (proceeds receivable $4,906,250) (Note 1)	4,819,531
Collateral on certain derivative contracts, at value (Notes 1 and 8)	854,142
Other accrued expenses	69,682
Total liabilities	46,714,751

Net assets	$30,681,439

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$55,291,485
Total distributable earnings (Note 1)	(24,610,046)
Total — Representing net assets applicable to capital shares outstanding	$30,681,439
Computation of net asset value Class IA
Net assets	$16,054,218
Number of shares outstanding	2,238,402
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$7.17

Computation of net asset value Class IB
Net assets	$14,627,221
Number of shares outstanding	2,048,943
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$7.14

The accompanying notes are an integral part of these financial statements.

22	Putnam VT Mortgage Securities Fund

Statement of operations
Year ended 12/31/22

Investment income
Interest (including interest income of $32,076 from investments in affiliated issuers) (Note 5)	$2,047,421
Total investment income	2,047,421

Expenses
Compensation of Manager (Note 2)	134,584
Investor servicing fees (Note 2)	24,283
Custodian fees (Note 2)	60,655
Trustee compensation and expenses (Note 2)	1,488
Distribution fees (Note 2)	41,750
Administrative services (Note 2)	1,066
Auditing and tax fees	71,032
Other	28,729
Fees waived and reimbursed by Manager (Note 2)	(148,262)
Total expenses	215,325
Expense reduction (Note 2)	(840)
Net expenses	214,485

Net investment income	1,832,936

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(5,714,873)
Futures contracts (Note 1)	3,166,529
Swap contracts (Note 1)	(3,018,539)
Written options (Note 1)	(4,667,860)
Total net realized loss	(10,234,743)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	296,553
Futures contracts	(38,450)
Swap contracts	4,278,399
Written options	217,732
Total change in net unrealized appreciation	4,754,234

Net loss on investments	(5,480,509)

Net decrease in net assets resulting from operations	$(3,647,573)

The accompanying notes are an integral part of these financial statements.

Putnam VT Mortgage Securities Fund	23

Statement of changes in net assets

	Year ended	Year ended
	12/31/22	12/31/21
Decrease in net assets
Operations:
Net investment income	$1,832,936	$1,962,256
Net realized loss on investments	(10,234,743)	(1,957,562)
Change in net unrealized appreciation (depreciation) of investments	4,754,234	(1,580,884)
Net decrease in net assets resulting from operations	(3,647,573)	(1,576,190)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(1,724,359)	—
Class IB	(1,487,430)	—
Decrease from capital share transactions (Note 4)	(3,270,620)	(4,359,618)
Total decrease in net assets	(10,129,982)	(5,935,808)
Net assets:
Beginning of year	40,811,421	46,747,229
End of year	$30,681,439	$40,811,421

The accompanying notes are an integral part of these financial statements.

24	Putnam VT Mortgage Securities Fund

Financial highlights
(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d,e]	Ratio of net investment income (loss) to average net assets (%)[e]	Portfolio turnover (%)[f]
Class IA
12/31/22	$8.74	.42	(1.23)	(.81)	(.76)	—	—	(.76)	$7.17	(9.95)	$16,054.50		5.41	1,110
12/31/21	9.05	.40	(.71)	(.31)	—	—	—	—	8.74	(3.43)	20,386.50		4.44	904
12/31/20	10.18	.35	(.57)	(.22)	(.87)	(.02)	(.02)	(.91)	9.05	(1.29)	26,269.50		3.89	895
12/31/19	9.21	.36	.85	1.21	(.24)	—	—	(.24)	10.18	13.36	31,822.50		3.68	1,171
12/31/18	9.55	.35	(.41)	(.06)	(.28)	—	—	(.28)	9.21	(.62)	31,249.56		3.80	1,142
Class IB
12/31/22	$8.69	.40	(1.21)	(.81)	(.74)	—	—	(.74)	$7.14	(10.07)	$14,627.75		5.16	1,110
12/31/21	9.02	.38	(.71)	(.33)	—	—	—	—	8.69	(3.66)	20,425.75		4.19	904
12/31/20	10.16	.33	(.58)	(.25)	(.85)	(.02)	(.02)	(.89)	9.02	(1.68)	20,478.75		3.64	895
12/31/19	9.18	.33	.86	1.19	(.21)	—	—	(.21)	10.16	13.20	26,965.75		3.44	1,171
12/31/18	9.52	.33	(.41)	(.08)	(.26)	—	—	(.26)	9.18	(.90)	23,232.81		3.54	1,142

Before April 30, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect the following reductions as a percentage of average net assets.

% of average net assets
December 30, 2022	0.43%
December 31, 2021	0.28
December 31, 2020	0.24
December 31, 2019	0.22
December 31, 2018	0.25

f Portfolio turnover includes TBA purchase and sale commitments.

The accompanying notes are an integral part of these financial statements.

Putnam VT Mortgage Securities Fund	25

Notes to financial statements 12/31/22

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2022 through December 31, 2022.

Putnam VT Mortgage Securities Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders.

The fund expects to invest in mortgage-backed investments that are obligations of U.S. government agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., Ginnie Mae mortgage-backed bonds) as well as in mortgage-backed investments that are backed by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds), and that have short- to long-term maturities. The fund currently has significant investment exposure to commercial mortgage-backed securities.

The fund also expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, and collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives). Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While the fund’s emphasis will be on mortgage-backed securities, it may also invest to a lesser extent in other types of asset-backed securities.

Putnam Management may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund typically uses to a significant extent derivatives, including interest rate swaps, swaptions, forward delivery contracts, total return swaps, and options on mortgage-backed securities and indices, for both hedging and non-hedging purposes,includingtoobtainoradjustexposuretomortgage-backedinvestments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least

26	Putnam VT Mortgage Securities Fund

equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.

Putnam VT Mortgage Securities Fund	27

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $545,908 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $439,455 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $100 million ($317.5 million prior to October 14, 2022) unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax

28	Putnam VT Mortgage Securities Fund

benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2022, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$19,136,637	$3,159,758	$22,296,395

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from unrealized gains and losses on certain futures contracts, from income on swap contracts, from interest-only securities and from litigation and/or restitution payments. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $162,208 to decrease undistributed net investment income and $162,208 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$7,688,081
Unrealized depreciation	(14,594,109)
Net unrealized depreciation	(6,906,028)
Undistributed ordinary income	4,592,375
Capital loss carryforward	(22,296,395)
Cost for federal income tax purposes	$77,214,497

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 31.5% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.388% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $93,362 as a result of this limit.

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through April 30, 2024, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.50% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $54,900 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% (prior to July 1, 2022, the annual rate was 0.25%) of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$12,589
Class IB	11,694
Total	$24,283

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $840 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $28, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The

Putnam VT Mortgage Securities Fund	29

Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments
(Long-term)	$598,874,945	$575,180,750
U.S. government securities
(Long-term)	—	—
Total	$598,874,945	$575,180,750

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/22		Year ended 12/31/21		Year ended 12/31/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	33,247	$260,595	112,155	$1,018,232	517,060	$3,955,533	831,192	$7,646,971
Shares issued in connection with
reinvestment of distributions	220,789	1,724,359	—	—	190,941	1,487,430	—	—
	254,036	1,984,954	112,155	1,018,232	708,001	5,442,963	831,192	7,646,971
Shares repurchased	(349,410)	(2,708,108)	(681,507)	(6,198,791)	(1,009,021)	(7,990,429)	(750,333)	(6,826,030)
Net increase (decrease)	(95,374)	$(723,154)	(569,352)	$(5,180,559)	(301,020)	$(2,547,466)	80,859	$820,941

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/21	Purchase cost	Sale proceeds	Investment income	12/31/22
Short-term investments
Putnam Short Term Investment Fund*	$4,807,545	$28,435,895	$29,204,790	$32,076	$4,038,650
Total Short-term investments	$4,807,545	$28,435,895	$29,204,790	$32,076	$4,038,650

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

30	Putnam VT Mortgage Securities Fund

The Covid-19 pandemic and efforts to contain its spread have resulted in, among other effects, significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, significant changes in fiscal and monetary policies, and economic downturns and recessions. The effects of the Covid-19 pandemic have negatively affected, and may continue to negatively affect, the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, sectors, industries, asset classes, and markets, and the value, volatility, and liquidity of particular securities and other assets. The effects of the Covid-19 pandemic also are likely to exacerbate other risks that apply to the fund, which could negatively impact the fund’s performance and lead to losses on your investment in the fund. The duration of the Covid-19 pandemic and its effects cannot be determined with certainty.

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$25,600,000
Purchased swap option contracts (contract amount)	$129,500,000
Written TBA commitment option contracts (contract amount)	$25,600,000
Written swap option contracts (contract amount)	$88,000,000
Futures contracts (number of contracts)	200
Centrally cleared interest rate swap contracts (notional)	$114,000,000
Centrally cleared total return swap contracts (notional)	$410,000
OTC credit default contracts (notional)	$16,100,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$662,890	Payables	$928,034
	Investments,		Payables,
	Receivables, Net		Net assets —
	assets — Unrealized		Unrealized
Interest rate contracts	appreciation	6,564,432 *	depreciation	4,685,534 *
Total		$7,227,322		$5,613,568

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(1,985,622)	$(1,985,622)
Interest rate contracts	(4,803,208)	3,166,529	(1,032,917)	$(2,669,596)
Total	$(4,803,208)	$3,166,529	$(3,018,539)	$(4,655,218)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$3,041,999	$3,041,999
Interest rate contracts	874,723	(38,450)	1,236,400	$2,072,673
Total	$874,723	$(38,450)	$4,278,399	$5,114,672

Putnam VT Mortgage Securities Fund	31

Note 8 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Toronto-Dominion Bank	Wells Fargo Bank, N.A.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$257,748	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$257,748
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	384,265	19,388	24,614	—	65,898	7,628	161,097	—	—	662,890
Futures contracts§	—	—	—	—	—	—	—	—	25,336	—	—	—	—	25,336
Forward premium swap
option contracts#	639,450	191,648	—	838,888	—	—	32,396	136,433	—	—	8,651	42,254	—	1,889,720
Purchased options**#	—	—	—	—	—	—	—	83,145	—	—	—	—	—	83,145
Total Assets	$639,450	$191,648	$257,748	$838,888	$384,265	$19,388	$57,010	$219,578	$91,234	$7,628	$169,748	$42,254	$—	$2,918,839
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	225,803	—	—	—	—	—	—	—	—	—	—	225,803
OTC Credit default contracts —
protection sold*#	—	—	—	—	335,392	6,319	233,174	—	40,011	8,163	304,975	—	—	928,034
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward premium swap
option contracts#	433,995	121,028	—	346,785	—	—	45,244	165,311	—	—	21,012	15,343	11,668	1,160,386
Written options#	—	—	—	—	—	—	—	210,325	—	—	—	—	—	210,325
Total Liabilities	$433,995	$121,028	$225,803	$346,785	$335,392	$6,319	$278,418	$375,636	$40,011	$8,163	$325,987	$15,343	$11,668	$2,524,548
Total Financial and Derivative
Net Assets	$205,455	$70,620	$31,945	$492,103	$48,873	$13,069	$(221,408)	$(156,058)	$51,223	$(535)	$(156,239)	$26,911	$(11,668)	$394,291
Total collateral received (pledged)†##	$147,142	$70,620	$—	$492,103	$—	$—	$(206,910)	$(130,586)	$50,000	$—	$(101,959)	$—	$—
Net amount	$58,313	$—	$31,945	$—	$48,873	$13,069	$(14,498)	$(25,472)	$1,223	$(535)	$(54,280)	$26,911	$(11,668)
Controlled collateral received
(including TBA commitments)**	$147,142	$120,000	$—	$510,000	$27,000	$—	$—	$—	$50,000	$—	$—	$—	$—	$854,142
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$(206,910)	$(130,586)	$—	$—	$(101,959)	$—	$—	$(439,455)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $223,805 and $581,531, respectively.

32	Putnam VT Mortgage Securities Fund	Putnam VT Mortgage Securities Fund	33

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World.*	Chair of the Sun Valley Writers Conference, a literary not-for-profit organization, and a Trustee of the Journal of Philosophy.	
Barbara M. Baumann Born 1955 Trustee since 2010 Vice Chair since 2022	President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.	Director of Devon Energy Corporation, a publicly traded independent natural gas and oil exploration and production company; Director of National Fuel Gas Company, a publicly traded energy company that engages in the production, gathering, transportation, distribution, and marketing of natural gas; Senior Advisor to the energy private equity firm First Reserve; member of the Finance Committee of the Children's Hospital of Colorado; member of the Investment Committee of the Board of The Denver Foundation; and previously a Director of publicly traded companies Buckeye Partners LP, UNS Energy Corporation, CVR Energy Company, and SM Energy Corporation.	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.	Director of the Great Lakes Science Center and of College Now Greater Cleveland.	
Catharine Bond Hill Born 1954 Trustee since 2017	Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, Dr. Hill served as the 10th president of Vassar College.	Director of Yale-NUS College and Trustee of Yale University.	
Kenneth R. Leibler Born 1949 Trustee since 2006 Vice Chair from 2016 to 2018, Chair since 2018	Vice Chair Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston. Member of the Investment Committee of the Boston Arts Academy Foundation.	Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic marketplace for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.	
Jennifer Williams Murphy Born 1964 Trustee since 2022	Chief Executive Officer and Founder of Runa Digital Assets, LLC, an institutional investment advisory firm specializing in active management of digital assets. Until 2021, Chief Operating Officer of Western Asset Management, LLC, a global investment adviser, and Chief Executive Officer and President of Western Asset Mortgage Capital Corporation, a mortgage finance real estate investment trust.	Previously, a Director of Western Asset Capital Corporation.	
Marie Pillai Born 1954 Trustee since 2022	Senior Advisor, Hunter Street Partners, LP, an asset-oriented private investment firm; Specialty Leader and Member of the Curriculum Committee of the Center for Board Certified Fiduciaries, a public benefit corporation providing coursework for developing fiduciaries. Until 2019, Vice President, Chief Investment Officer, and Treasurer of General Mills, Inc., a global food company.	Director of the Catholic Community Foundation of Minnesota; Investment Advisory Board Member of the University of Minnesota; Member of the Investment Committee of the Bush Foundation, a nonprofit organization supporting community problem-solving in Minnesota, North Dakota, and South Dakota; Member of the Finance Council and Corporate Board of the Archdiocese of Saint Paul and Minneapolis; and previously a Board Member of Catholic Charities of St. Paul and Minneapolis.	
George Putnam III Born 1951 Trustee since 1984	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services, and President of New Generation Advisors, LLC, a registered investment adviser to private funds.	Director of The Boston Family Office, LLC, a registered investment advisor; a Director of the Gloucester Marine Genomics Institute; a Trustee of the Lowell Observatory Foundation; and previously a Trustee of the Marine Biological Laboratory.

34	Putnam VT Mortgage Securities Fund

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Manoj P. Singh Born 1952 Trustee since 2017	Until 2015, Chief Operating Officer and Global Managing Director at Deloitte Touche Tohmatsu, Ltd., a global professional services organization, serving on the Deloitte U.S. Board of Directors and the boards of Deloitte member firms in China, Mexico, and Southeast Asia.	Director of ReNew Energy Global plc, a publicly traded renewable energy company; Director of Abt Associates, a global research firm working in the fields of health, social and environmental policy, and international development; Trustee of Carnegie Mellon University; Director of Pratham USA, an organization dedicated to children's education in India; member of the advisory board of Altimetrik, a business transformation and technology solutions firm; and Director of DXC Technology, a global IT services and consulting company.	
Mona K. Sutphen Born 1967 Trustee since 2020	Partner, Investment Strategies, at The Vistria Group, a private investment firm focused on middle-market companies in the health care, education, and financial services industries. From 2014 to 2018, Partner at Macro Advisory Partners, a global consulting firm.	Director of Spotify Technology S.A., a publicly traded audio content streaming service; Director of Unitek Learning, a private nursing and medical services education provider in the United States; Board Member, International Rescue Committee; Co-Chair of the Board of Human Rights First; Trustee of Mount Holyoke College; member of the Advisory Board for the Center on Global Energy Policy at Columbia University's School of International and Public Affairs; previously Director of Pattern Energy and Pioneer Natural Resources, publicly traded energy companies; and previously Managing Director of UBS AG.	

Interested Trustee

Robert L. Reynolds* Born 1952 Trustee since 2008, President and Chief Executive Officer of Putnam Investments since 2008	President and Chief Executive Officer of Putnam Investments; member of Putnam Investments' Board of Directors; and Chair of Great-West Lifeco U.S. LLC. Prior to 2019, also President and Chief Executive Officer of Great-West Financial, a financial services company that provides retirement savings plans, life insurance, and annuity and executive benefits products, and of Great-West Lifeco U.S. LLC, a holding company that owns Putnam Investments and Great-West Financial, and a member of Great-West Financial's Board of Directors.	Director of the Concord Museum; Director of Dana-Farber Cancer Institute; Director of the U.S. Ski & Snowboard Foundation; Chair of the Boston Advisory Board of the American Ireland Fund; Council Co-Chair of the American Enterprise Institute; Member of U.S. Chamber of Commerce, Center for Capital Markets Competitiveness; Chair of Massachusetts High Technology Council; Member of the Chief Executives Club of Boston; Member of the Massachusetts General Hospital President's Council; Chairman of the Board of Directors of the Ron Burton Training Village; Director and former Chair of the Massachusetts Competitive Partnership; former Chair of the West Virginia University Foundation; and former Executive Committee Member of the Greater Boston Chamber of Commerce.

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of December 31, 2022, there were 92 mutual funds, 4 closed-end funds, and 7 exchange-traded funds in the Putnam funds complex. Each Trustee serves as Trustee of all funds in the Putnam funds complex.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Putnam VT Mortgage Securities Fund	35

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

James F. Clark (Born 1974)	Richard T. Kircher (Born 1962)	Denere P. Poulack (Born 1968)
Vice President and Chief Compliance Officer	Vice President and BSA Compliance Officer	Assistant Vice President, Assistant Clerk,
Since 2016	Since 2019	and Assistant Treasurer
Chief Compliance Officer and Chief Risk Officer,	Assistant Director, Operational Compliance,	Since 2004
Putnam Investments, and Chief Compliance	Putnam Investments and Putnam
Officer, Putnam Management	Retail Management	Janet C. Smith (Born 1965)
Vice President, Principal Financial
Nancy E. Florek (Born 1957)	Martin Lemaire (Born 1984)	Officer, Principal Accounting Officer,
Vice President, Director of Proxy Voting	Vice President and Derivatives Risk Manager	and Assistant Treasurer
and Corporate Governance, Assistant Clerk,	Since 2022	Since 2007
and Assistant Treasurer	Risk Manager and Risk Analyst,	Head of Fund Administration Services, Putnam
Since 2000	Putnam Investments	Investments and Putnam Management

Michael J. Higgins (Born 1976)	Susan G. Malloy (Born 1957)	Stephen J. Tate (Born 1974)
Vice President, Treasurer, and Clerk	Vice President and Assistant Treasurer	Vice President and Chief Legal Officer
Since 2010	Since 2007	Since 2021
	Head of Accounting and Middle Office Services,	General Counsel, Putnam Investments, Putnam
Jonathan S. Horwitz (Born 1955)	Putnam Investments and Putnam Management	Management, and Putnam Retail Management
Executive Vice President, Principal Executive
Officer, and Compliance Liaison	Alan G. McCormack (Born 1964)	Mark C. Trenchard (Born 1962)
Since 2004	Vice President and Derivatives Risk Manager	Vice President
	Since 2022	Since 2002
	Head of Quantitative Equities and Risk,	Director of Operational Compliance, Putnam
	Putnam Investments	Investments and Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

36	Putnam VT Mortgage Securities Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Barbara M. Baumann, Vice Chair
Boston, MA 02110	P.O. Box 219697	Liaquat Ahamed
	Kansas City, MO 64121-9697	Katinka Domotorffy
Investment Sub-Advisor	1-800-225-1581	Catharine Bond Hill
Putnam Investments Limited		Jennifer Williams Murphy
16 St James’s Street	Custodian	Marie Pillai
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam III
Robert L. Reynolds
Marketing Services	Legal Counsel	Manoj P. Singh
Putnam Retail Management	Ropes & Gray LLP	Mona K. Sutphen
Limited Partnership
100 Federal Street	Independent Registered
Boston, MA 02110	Public Accounting Firm
PricewaterhouseCoopers LLP

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Mortgage Securities Fund	37

This report has been prepared for the shareholders
of Putnam VT Mortgage Securities Fund.	VTAN027 332106 2/23

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In January 2023, the Code of Ethics of Putnam Investments and Code of Ethics of Putnam Funds were amended. The key changes to the Putnam Investments Code of Ethics are as follows: (i) Prohibition on investments in a single stock ETFs and (ii) Revision to the 7-day blackout rule for Analysts. The key change to the Putnam Funds Code of Ethics was that the provisions of the Code of Ethics for employees of PanAgora Asset Management, inc. and any of its subsidiaries are excluded from the Putnam Funds’ Code of Ethics.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill, Ms. Murphy and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2022	$60,618	$ —	$10,418	$ —
December 31, 2021	$51,499	$ —	$8,073	$ —

For the fiscal years ended December 31, 2022 and December 31, 2021, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $252,429 and $301,493 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2022	$ —	$242,011	$ —	$ —
December 31, 2021	$ —	$293,420	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 28, 2023